UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: September 30, 2002

Date of reporting period: March 31, 2003

ITEM 1.    REPORT TO SHAREHOLDERS

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.39%

Apparel Manufacturers – 2.51%

37,820	Coach Incorporated†	$1,449,641

Automotive Dealers And Gasoline Service Stations – 2.01%

16,891	Autozone Incorporated†	1,160,581

Building Construction – General Contractors & Operative Builders – 2.05%

21,900	Centex Corporation	1,190,484

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 2.09%

29,480	Lowe's Companies Incorporated	1,203,374

Business Services – 9.22%

119,640	Citrix Systems Incorporated†	1,574,462

19,790	Electronic Arts Incorporated†	1,160,486

25,563	Greenpoint Financial Corporation	1,145,477

132,000	Oracle Corporation†	1,432,068

		5,312,493

Chemicals And Allied Products – 4.63%

25,926	Forest Laboratories Incorporated†	1,399,226

44,300	Mylan Laboratories†	1,273,625

		2,672,851

Communications – 5.56%

109,280	Nextel Communications Incorporated†	1,463,259

148,402	Sprint Corporation (Fon Group)	1,743,724

		3,206,983

Domestic Depository Institution – 2.64%

21,200	Golden West Financial Corporation	1,524,916

Educational Services – 2.18%

25,662	Career Education Corporation†	1,255,385

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 4.32%

37,936	Energizer Holdings Incorporated†	966,989

42,300	Qualcomm Incorporated	1,525,338

		2,492,327

Electric, Gas & Sanitary Services – 2.54%

29,060	Exelon Corporation	1,464,915

Engineering, Accounting, Research Management & Related Services – 2.36%

35,552	Dun & Bradstreet Corporation†	1,359,864

Fabricated Metal Products, Except Machinery And Transportation Equipment – 1.66%

22,350	Fortune Brands Incorporated	958,145

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Food – 2.43%

32,670	Dean Foods Company†	$1,401,870

Health Services – 2.75%

38,410	HCA Incorporated	1,588,638

Home Furniture, Furnishings, And Equipment Stores – 2.00%

42,700	Best Buy Company Incorporated†	1,151,619

Industrial & Commercial Machinery & Computer Equipment – 4.72%

15,000	International Game Technology†	1,228,500

22,330	Lexmark International Incorporated†	1,494,994

		2,723,494

Insurance Carriers – 7.98%

46,748	Advance PCS†	1,324,838

44,960	Fidelity National Financial Incorporated	1,535,384

19,033	Unitedhealth Group Incorporated	1,744,755

		4,604,977

Investment & Miscellaneous Financial Services – 2.51%

53,490	T Rowe Price Group Incorporated	1,450,595

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.73%

44,100	St Jude Medical Incorporated	2,149,875

Membership Organizations – 1.79%

49,950	Rockwell Automation Incorporated	1,033,965

Miscellaneous Retail – 2.49%

78,480	Staples Incorporated†	1,438,538

Non-Depository Credit Institutions – 8.53%

23,095	Countrywide Financial	1,327,963

27,550	FNMA	1,800,393

16,097	SLM Corporation	1,785,479

		4,913,834

Oil And Gas Extraction – 2.54%

48,940	Occidental Petroleum Corporation	1,466,242

Petroleum Refining & Related Industries – 2.39%

39,430	Exxon Mobil Corporation	1,378,079

Printing, Publishing & Allied – 2.52%

32,320	Tribune Company	1,454,723

Transportation Equipment – 4.72%

28,468	Harley-Davidson Incorporated	1,130,463

31,655	Paccar Incorporated	1,591,297

		2,721,760

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Nondurable Goods – 2.52%

58,165	Mckesson Corporation	$1,450,053

Total Common Stock (Cost $52,884,363)		56,180,221

Principal		Interest Rate	Maturity Date

Short-Term Investments – 2.54%

Repurchase Agreement – 2.54%

$1,467,105.34	Credit Suisse First Boston 137 – 102% Collateralized by US Government Securities	1.37%	04/01/2003	1,467,105

Total Short-Term Investments (Cost $1,467,105)				1,467,105

Total Investments in Securities (Cost $54,351,468)*	99.93%			$57,647,326

Other Assets And Liabilities, Net	0.07			38,551

Total Net Assets	100.00%			$57,685,877

†	Non income producing securities
*	Cost for federal income tax purposes is substantially the same as for reporting purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,624,734
Gross Unrealized Depreciation	(2,328,876)

Net Unrealized Appreciation	$3,295,858

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Common Stock – 99.57%

Chemicals & Allied Products – 14.40%

322,000	Abbott Laboratories Incorporated	$12,110,420

86,327	Air Products & Chemicals	3,576,527

1,161,669	Du Pont (E.I.) De Nemours	45,142,457

790,300	Merck & Co Incorporated	43,292,634

1,144,900	Pfizer Incorporated	35,675,084

590,500	Procter & Gamble Company	52,584,025

1,297,011	Rohm & Haas Company	38,624,988

		231,006,135

Communications – 3.84%

359,360	American Telephone & Telegraph Corporation	5,821,632

490,100	SBC Communications Incorporated	9,831,406

1,300,796	Verizon Communications	45,983,139

		61,636,177

Depository Institutions – 10.37%

456,400	Bank Of America Corporation	30,505,776

780,700	Citigroup Incorporated	26,895,115

2,143,625	JP Morgan Chase & Company	50,825,349

3,067,201	US Bancorporation	58,215,475

		166,441,715

Eating & Drinking Places – 2.15%

2,389,590	Mcdonald’s Corporation	34,553,471

Electric, Gas, & Sanitary Services – 4.42%

20,818	Dominion Resources Incorporated	1,152,693

97,500	Duke Energy Corporation	1,417,650

218,780	FirstEnergy Corporation	6,891,570

1,448,100	Public Service Enterprise	53,130,789

471,924	TXU Corporation	8,423,843

		71,016,545

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 5.50%

1,028,000	Emerson Electric Company	46,619,800

1,326,034	General Electric Company	33,813,867

950,000	Motorola Incorporated	7,847,000

		88,280,667

Fabricated Metal Products, Except Machinery & Transportation Equipment – 4.00%

1,498,100	Fortune Brands Incorporated	64,223,547

Food & Kindred Products – 7.33%

1,643,740	Pepsico Incorporated	65,749,600

2,778,125	Sara Lee Corporation	51,950,938

		117,700,538

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 5.71%

1,665,050	May Department Stores Company	$33,117,844

750,530	Sears Roebuck & Company	18,125,300

1,383,200	Target Corporation	40,472,432

		91,715,576

Industrial & Commercial Machinery & Computer Equipment – 11.73%

3,551,550	Hewlett-Packard Company	55,226,602

911,000	IBM Corporation	71,449,730

474,758	3M Company	61,732,783

		188,409,115

Insurance Carriers – 7.75%

3,605,583	Aegon NV	27,222,152

654,736	American International Group	32,376,695

563,900	Metropolitan Life Incorporated	14,875,682

1,569,100	St Paul Companies Incorporated	49,897,380

		124,371,909

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.29%

601,362	Becton Dickinson & Company	20,710,907

Motion Pictures – 1.47%

1,390,800	Walt Disney Company	23,671,416

Non-Depository Credit Institutions – 2.48%

1,199,700	American Express Company	39,866,031

Oil & Gas Extraction – 0.89%

375,500	Schlumberger Limited	14,272,755

Petroleum Refining & Related Industries – 9.40%

922,928	BP Plc	35,615,791

494,850	ChevronTexaco Corporation	31,992,053

1,774,870	Exxon Mobil Corporation	62,031,707

522,604	Royal Dutch Petroleum Company	21,296,113

		150,935,664

Tobacco Products – 2.36%

1,265,150	Altria Group Incorporated	37,903,894

Transportation Equipment – 1.58%

1,186,800	Honeywell International Incorporated	25,350,048

Wholesale Trade – Durable Goods – 2.90%

805,700	Johnson & Johnson	46,625,859

Total Common Stock ($1,561,060,034)		1,598,691,969

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Principal		Interest Rate	Maturity Date	Value

Short-Term Investment – 0.26%

Repurchase Agreement – 0.26%

$4,095,696	Credit Swisse First Boston – 102% collateralized by US Government Securities	1.37%	04/01/2003	$4,095,696

Total Short-Term Investment (Cost $4,095,696)

Total Investments In Securities (Cost $1,565,155,730)*	99.83%			$1,602,787,665

Other Assets And Liabilities, Net	0.17			2,786,592

Total Net Assets	100.00%			$1,605,574,257

†	Non income producing securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	$281,204,768
Gross Unrealized Depreciation	(243,572,833)

Net Unrealized Appreciation	$37,631,935

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.27%

Aerospace, Defense – 2.93%

1,022,042	Exxon Mobil Corporation	$35,720,368

Amusement And Recreation Services – 0.05%

16,979	Harrah's Entertainment†	606,150

Apartments – 0.04%

14,247	Apartment Investment & Management Company†	519,731

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 1.78%

256,705	International Business Machines	20,133,373

19,572	Jones Apparel Group Incorporated†	536,860

16,227	Liz Claiborne, Incorporated	501,739

16,503	VF Corporation	621,007

		21,792,979

Apparel And Accessory Stores – 0.51%

134,254	Gap, Incorporated	1,945,340

51,214	Kohls Corporation†	2,897,687

79,458	Limited Brands Incorporated	1,022,624

20,571	Nordstrom, Incorporated†	333,250

		6,198,901

Automotive Dealers And Gasoline Service Stations – 0.13%

44,029	Autonation Incorporated†	561,370

14,793	Autozone Incorporated†	1,016,426

		1,577,796

Automotive Repair, Services, And Parking – 0.03%

9,495	Ryder Systems, Incorporated	194,742

15,537	United States Steel Corporation	152,729

		347,471

Building Construction-General Contractors & Operative Builders – 0.37%

9,375	Centex Corporation	509,625

7,272	KB Home	330,512

9,296	Pulte Homes Incorporated	466,193

127,639	The Boeing Company	3,198,633

		4,504,963

Building Materials, Hardware, Garden Supply Mobile Home Dealers – 1.15%

353,256	Home Depot Incorporated	8,605,316

118,616	Lowe's Companies Incorporated	4,841,905

22,764	Sherwin Williams Company	601,653

		14,048,874

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Business Services – 7.34%

35,097	Adobe Systems Incorporated	$1,082,041

678,964	AOL Time Warner Incorporated†	7,373,549

17,224	Autodesk Incorporated	262,838

91,071	Automatic Data Processing	2,804,076

35,434	BMC Software Incorporated†	534,699

156,462	Cendant Corporation†	1,987,067

25,975	Citrix Systems Incorporated†	341,831

87,291	Computer Associates International	1,192,395

28,437	Computer Sciences Corporation†	925,624

57,422	Compuware Corporation†	194,661

77,270	Concord EFS Incorporated†	726,338

26,360	Convergys Corporation†	347,952

9,375	Deluxe Corporation	376,219

46,892	Ebay Incorporated†	3,999,419

21,737	Electronic Arts Incorporated†	1,274,658

114,241	First Data Corporation	4,228,059

29,063	Fiserv Incorporated†	914,903

58,574	Interpublic Group Companies Incorporated	544,738

31,243	Intuit Incorporated†	1,162,240

12,827	Mercury Interactive Corporation†	380,705

1,625,417	Microsoft Corporation	39,351,346

14,818	NCR Corporation†	271,762

55,932	Novell Incorporated†	120,254

28,564	Omnicom Group Incorporated	1,547,312

800,318	Oracle Corporation†	8,682,650

39,883	Parametric Technology†	86,546

47,539	Peoplesoft Incorporated†	727,347

26,321	Robert Half International Incorporated†	350,333

73,598	Siebel Systems Incorporated†	589,520

485,269	Sun Microsystems Incorporated†	1,581,977

43,008	Sungard Data Systems Incorporated†	916,070

22,436	Symantec Corporation†	879,042

16,885	TMP Worldwide Incorporated†	181,176

49,546	Unisys Corporation†	458,796

62,517	Veritas Software Corporation†	1,099,049

89,750	Yahoo Incorporated†	2,155,795

		89,652,987

Chemicals And Allied Products – 13.11%

237,465	Abbott Laboratories Incorporated	8,931,059

34,513	Air Products & Chemicals	1,429,874

8,871	Alberto-Culver Company	437,163

195,490	Amgen Incorporated†	11,250,450

35,744	Avon Products Incorporated	2,039,195

22,641	Biogen Incorporated†	678,324

294,214	Bristol-Myers Squibb Company	6,216,742

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Chemicals And Allied Products (continued)

28,400	Chiron Corporation†	$1,065,000

33,418	Clorox Company	1,542,909

81,755	Colgate-Palmolive Company	4,450,742

138,386	Dow Chemical Company	3,820,837

151,085	Du Pont De Nemours & Company, Ei†	5,871,163

11,743	Eastman Chemical Company	340,430

19,767	Ecolab Incorporated	975,106

55,135	Forest Laboratories Incorporated†	2,975,636

32,589	Genzyme Corporation†	1,187,869

158,605	Gillette Company	4,907,239

7,623	Great Lakes Chemical Corporation	169,231

14,329	International Flavors & Fragrances	445,489

36,567	King Pharmaceuticals Incorporated†	436,244

170,627	Lilliy (Eli), and Company	9,751,333

38,203	Medimmune Incorporated†	1,254,204

341,074	Merck & Company Incorporated	18,684,034

935,962	Pfizer Incorporated	29,164,576

196,379	Pharmacia Corporation	8,503,211

25,747	PPG Industries, Incorporated	1,160,675

24,562	Praxair Incorporated	1,384,069

196,378	Procter & Gamble Company	17,487,461

33,582	Rohm & Haas Company	1,000,072

222,764	Schering-Plough Corporation	3,971,882

10,889	Sigma Aldrich Corporation	484,452

16,243	Watson Pharmaceuticals†	467,311

201,351	Wyeth	7,615,095

		160,099,077

Communications – 4.74%

47,242	Alltel Corporation	2,114,551

117,012	AT&T Corporation	1,895,594

411,473	AT&T Wireless Services†	2,715,722

56,609	Avaya Incorporated†	115,482

282,663	Bellsouth Corporation	6,125,307

21,660	CenturyTel Incorporated	597,816

42,866	Citizens Communications†	427,803

93,066	Clear Channel Comm†	3,156,799

350,559	Comcast Corporation†	10,022,482

146,286	Nextel Communications Incorporated†	1,958,770

257,505	Qwest Communications International†	898,692

504,300	SBC Communications Incorporated	10,116,258

135,873	Sprint Corporation (FON Group)	1,596,508

151,749	Sprint Corporation (PCS Group)†	661,626

34,798	Univision Communications†	852,899

415,531	Verizon Communications	14,689,021

		57,945,330

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Construction Special Trade Contractors – 0.04%

27,264	Rockwell Collins	$500,840

Depository Institutions – 9.29%

53,983	Amsouth Bancorporation	1,073,182

228,192	Bank of America Corporation	15,252,353

116,391	Bank of New York Company Incorporated	2,386,016

176,804	Bank One Corporation	6,120,954

71,531	BB&T Corporation	2,248,219

34,325	Charter One Financial Incorporated	949,430

780,810	Citigroup Incorporated	26,898,905

26,536	Comerica Incorporated	1,005,184

87,759	Fifth Third Bancorporation	4,400,236

19,071	First Tennessee National Corporation	757,309

159,419	FleetBoston Financial Corporation	3,806,926

23,308	Golden West Financial Corporation	1,676,544

35,776	Huntington Bancshares Incorporated	665,076

303,247	JP Morgan Chase & Company	7,189,986

33,164	Marshall & Ilsley Corporation	847,672

65,455	Mellon Financial Corporation	1,391,573

92,878	National City Corporation	2,586,652

24,529	North Fork Bancorporation	722,379

33,555	Northern Trust Corporation	1,021,750

43,136	PNC Financial Services Group	1,828,104

33,587	Regions Financial Corporation†	1,088,219

52,471	Southtrust Corporation	1,339,585

50,451	State Street Corporation	1,595,765

42,889	Suntrust Banks Incorporated	2,258,106

46,263	Synovus Financial Corporation	827,645

30,093	Union Planters Corporation	791,145

290,952	US Bancorporation	5,522,269

143,789	Washington Mutual Incorporated	5,071,438

256,978	Wells Fargo & Company‡	11,561,440

13,809	Zions Bancorporation	590,749

		113,474,811

Eating And Drinking Places – 0.40%

25,962	Darden Restaurants Incorporated	463,422

192,794	Mcdonald’s Corporation	2,787,801

17,528	Wendy’s International Incorporated	482,195

44,888	Yum! Brands Incorporated†	1,092,125

		4,825,543

Educational Services – 0.11%

26,477	Apollo Group Incorporated†	1,321,202

Electric Distribution, Transmission – 0.23%

129,953	Honeywell International, Incorporated	2,775,796

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, And Sanitary Services – 2.63%

82,597	AES Corporation†	$299,001

19,090	Allegheny Energy Incorporated†	118,549

29,947	Allied Waste Industries†	239,277

24,167	Ameren Corporation	943,721

59,059	American Electric Power Company, Incorporated	1,349,497

57,413	Calpine Corporation†	189,463

46,225	Centerpoint Energy Incorporated	325,886

25,566	Cinergy Corporation	860,296

21,885	CMS Energy Corporation†	96,513

25,021	Constellation Energy	693,832

25,435	DTE Energy Company	983,063

135,422	Duke Energy Corporation†	1,969,036

56,406	Dynegy Incorporated†	147,220

49,486	Edison International†	677,463

90,975	El Paso Corporation	550,399

33,721	Entergy Corporation	1,623,666

49,057	Exelon Corporation	2,472,963

45,207	FirstEnergy Corporation	1,424,021

27,721	FPL Group, Incorporated	1,633,599

23,760	Keyspan Corporation	766,260

18,520	Kinder Morgan Incorporated	833,400

61,349	Mirant Corporation†	98,158

6,685	Nicor Incorporated	182,634

37,798	NiSource Incorporated	687,924

5,422	Peoples Energy Corporation	193,945

61,906	PG&E Corporation†	832,636

13,731	Pinnacle West Cap Corporation	456,418

24,978	PPL Corporation	889,467

36,026	Progress Energy Incorporated	1,410,418

33,783	Public Service Enterprise	1,239,498

31,299	Sempra Energy	781,223

108,369	Southern Company†	3,082,014

26,678	Teco Energy Incorporated	283,587

48,928	TXU Corporation	873,365

90,368	Waste Management Incorporated	1,913,994

78,475	Williams Companies Incorporated	359,416

60,560	Xcel Energy Incorporated	775,774

		32,257,596

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.21%

121,772	ADC Telecommunications†	250,850

52,169	Advanced Micro Devices†	322,404

12,247	Allegheny Technologies, Incorporated	35,516

58,102	Altera Corporation†	786,701

29,787	American Power Conversion†	424,167

55,322	Analog Devices Incorporated†	1,521,355

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Electronic And Other Electrical Equipment & Components, Except Computer Equipment (continued)

14,935	Andrew Corporation†	$82,143

46,122	Applied Micro Circuits†	150,358

41,900	Broadcom Corporation†	517,465

65,840	CIENA Corporation†	287,721

28,514	Comverse Technology Incorporated†	322,493

14,163	Cooper Industries, Incorporated	505,760

72,359	Electronic Data Systems Corporation	1,273,518

63,930	Emerson Electric Company	2,899,226

1,511,452	General Electric Company	38,542,026

1,006,261	Intel Corporation	16,381,929

214,974	JDS Uniphase Corporation†	612,676

47,519	Linear Technology Corporation	1,466,912

56,480	LSI Logic Corporation†	255,290

594,058	Lucent Technologies Incorporated†	873,265

49,077	Maxim Integrated Products	1,772,661

11,853	Maytag Corporation	225,563

92,286	Micron Technology Incorporated†	751,208

29,130	Molex Incorporated	625,712

349,490	Motorola Incorporated	2,886,787

27,595	National Semiconductor†	470,219

51,540	Network Appliance Incorporated†	576,733

22,718	Novellus Systems Incorporated†	619,520

23,946	NVIDIA Corporation†	307,706

25,431	PMC – Sierra Incorporated†	151,314

12,138	Power-One Incorporated†	53,407

14,251	Qlogic Corporation†	529,282

119,824	Qualcomm Incorporated	4,320,853

77,364	Sanmina-SCI Corporation†	312,551

23,218	Scientific Atlanta, Incorporated	319,015

62,578	Tellabs Incorporated†	362,327

262,919	Texas Instruments Incorporated	4,303,984

8,854	Thomas & Betts Corporation†	125,550

10,358	Whirlpool Corporation	507,853

51,248	Xilinx Incorporated†	1,199,716

		87,933,736

Engineering, Accounting, Research Management & Related Services – 1.14%

59,266	3M Company	7,706,358

12,203	Fluor Corporation – New	410,997

66,284	Halliburton Company	1,374,067

39,704	Monsanto Company	651,146

22,950	Moody’s Corporation	1,060,979

57,155	Paychex Incorporated	1,570,048

15,975	Quest Diagnostics Incorporated†	953,548

17,923	Quintiles Transnational†	217,944

		13,945,087

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Environmental Control – 0.10%

32,446	Consolidated Edison Company, Incorporated†	$1,248,198

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.76%

8,631	Ball Corporation	480,747

9,042	Crane Company	157,512

22,669	Fortune Brands Incorporated	971,820

46,693	Illinois Tool Works	2,715,198

69,216	Lockheed Martin Corporation	3,291,221

74,729	Masco Corporation	1,391,454

8,831	Snap-On Incorporated†	218,656

		9,226,608

Financial Services – 0.58%

206,615	Wachovia Corporation	7,039,373

Food And Kindred Products – 4.11%

130,002	Anheuser-Busch Companies, Incorporated	6,059,393

98,063	Archer-Daniels-Midland Company	1,059,080

62,334	Campbell Soup Company†	1,309,014

68,255	Coca-Cola Enterprises Incorporated	1,275,686

376,548	Coca-Cola Company	15,242,663

81,558	Conagra Foods Incorporated	1,637,685

5,512	Coors (Adolph) Company Class B	267,332

56,011	General Mills Incorporated	2,551,301

53,368	Heinz (H J ) Company	1,558,346

16,586	Hercules Incorporated†	144,298

20,678	Hershey Foods Corporation	1,295,683

62,008	Kellogg Company	1,900,545

21,279	McCormick & Company, Incorporated	513,675

42,597	Pepsi Bottling Group Incorporated	763,764

262,318	Pepsico Incorporated	10,492,720

118,882	Sara Lee Corporation	2,223,093

34,205	Wrigley (Wm ) Jr Company	1,932,583

		50,226,861

Food Stores – 0.36%

57,588	Albertsons Incorporated	1,085,534

115,915	Kroger Company†	1,524,282

58,873	Starbucks Corporation†	1,516,568

21,388	Winn-Dixie Stores Incorporated	282,749

		4,409,133

Forestry – 0.13%

33,259	Weyerhaeuser Company	1,590,778

Furniture And Fixtures – 0.21%

13,516	Johnson Controls Incorporated	979,099

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Furniture And Fixtures (continued)

29,561	Leggett & Platt Incorporated	$540,375

40,606	Newell Rubbermaid Incorporated	1,151,180

		2,670,654

General Merchandise Stores – 3.42%

17,641	Big Lots Incorporated†	198,461

12,860	Dillards Incorporated	166,151

50,624	Dollar General Corporation	618,119

26,121	Family Dollar Stores Incorporated	806,616

28,889	Federated Dept Stores†	809,470

40,752	JC Penney Company Incorporated (Holding)	800,369

43,781	May Department Stores Company	870,804

48,044	Sears Roebuck & Company	1,160,263

79,797	TJX Companies Incorporated	1,404,427

670,430	Wal-Mart Stores Incorporated	34,882,473

		41,717,153

Health Services – 0.44%

77,947	HCA Incorporated	3,223,888

36,252	Health Management Association	688,788

14,634	Manor Care Incorporated†	281,412

71,955	Tenet Healthcare Corporation†	1,201,649

		5,395,737

Heavy Construction Other Than Building Construction Contracts – 0.00%

9,685	Mcdermott International Incorporated	28,087

Holding And Other Investment Offices – 0.34%

62,528	Equity Office Properties	1,591,338

41,139	Equity Residential	990,216

28,078	Plum Creek Timber Co	606,204

28,013	Simon Property Group Incorporated	1,003,706

		4,191,464

Home Furniture, Furnishings, And Equipment Stores – 0.29%

44,661	Bed Bath & Beyond Incorporated†	1,542,591

48,866	Best Buy Company Incorporated†	1,317,916

31,976	Circuit City Stores	166,275

25,582	Radioshack Corporation	570,223

		3,597,005

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.21%

57,155	Hilton Hotels Corporation	663,570

35,511	Marriott International Incorporated	1,129,605

30,338	Starwood Hotels & Resorts	721,740

		2,514,915

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment – 4.74%

11,006	American Standard Companies†	$756,883

54,752	Apple Computer Incorporated†	774,193

250,662	Applied Materials Incorporated†	3,153,328

51,170	Baker Hughes Incorporated	1,531,518

11,938	Black & Decker Corporation	416,159

52,277	Caterpillar Incorporated	2,572,028

1,080,210	Cisco Systems Incorporated†	13,934,709

6,303	Cummins Incorporated	155,054

36,340	Deere & Company	1,426,708

391,751	Dell Computer Corporation†	10,698,720

30,730	Dover Corporation	744,281

10,708	Eaton Corporation	749,025

334,122	EMC Corporation†	2,415,702

49,219	Gateway Incorporated†	116,157

463,625	Hewlett-Packard Company	7,209,369

25,713	Ingersoll-Rand Company – Class A†	992,265

12,902	International Game Technology†	1,056,674

30,101	Jabil Circuit Incorporated†	526,767

19,127	Lexmark International Incorporated†	1,280,553

18,678	Pall Corporation	373,560

17,940	Parker Hannifina Corporation	694,996

35,927	Pitney Bowes, Incorporated†	1,146,790

125,493	Solectron Corporation†	378,988

13,406	Stanley Works	321,610

35,020	Symbol Technologies Incorporated	301,522

71,443	United Technologies Corporation	4,127,977

		57,855,536

Information, Business Services – 0.11%

38,792	ITT Hartford Group Incorporated	1,368,970

Insurance Agents, Brokers And Service – 0.38%

47,049	AON Corporation	972,973

24,644	Humana Incorporated†	236,582

81,573	Marsh & Mclennan Companies Incorporated	3,477,458

		4,687,013

Insurance Carriers – 4.88%

39,893	Ace Limited†	1,154,902

22,865	Aetna Incorporated – New	1,127,245

78,401	AFLAC Incorporated	2,512,752

106,770	Allstate Corporation	3,541,560

16,096	Ambac Financial Group Incorporated	813,170

396,215	American International Group	19,592,832

21,484	Anthem Incorporated†	1,423,315

25,981	Chubb Corporation	1,151,478

21,202	Cigna Corporation	969,355

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

24,528	Cincinnati Financial Corporation	$860,197

21,794	Jefferson-Pilot Corporation	838,633

43,761	John Hancock Financial	1,215,681

26,892	Lincoln National Corporation	752,976

28,166	Loews Corporation	1,122,133

22,040	Mbia Incorporated	851,626

106,364	MetLife Incorporated	2,805,882

15,261	MGIC Investment Corporation	599,299

48,645	Principal Financial Group	1,320,225

33,076	Progressive Corporation	1,961,738

85,988	Prudential Financial Incorporated	2,515,149

20,992	Safeco Corporation	734,090

34,400	St Paul Companies Incorporated	1,093,920

17,988	Torchmark Corporation	643,970

152,810	Travelers Prop Casualty – B†	2,156,149

46,242	Unitedhealth Group Incorporated	4,239,004

36,681	Unumprovident Corporation	359,474

22,594	Wellpoint Health Networks†	1,734,090

20,632	XL Capital Limited – Class A	1,460,333

		59,551,178

Lumber & Wood Products, Except Furniture – 0.05%

37,981	Georgia-Pacific Group	527,936

15,884	Louisiana-Pacific Corporation†	125,960

		653,896

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.69%

70,935	Agilent Technologies Incorporated†	932,796

31,813	Applera Corporation PE Biosystems	503,600

7,840	Bard (C R ) Incorporated	494,390

8,102	Bausch & Lomb Incorporated	266,475

90,113	Baxter International Incorporated	1,679,706

38,686	Becton Dickinson & Company	1,332,346

39,331	Biomet Incorporated	1,205,495

61,946	Boston Scientific Corporation†	2,524,919

23,149	Danaher Corporation	1,522,277

44,316	Eastman Kodak Company	1,311,754

46,605	Guidant Corporation	1,687,101

37,117	IMS Health Incorporated	579,396

28,889	KLA-Tencor Corporation†	1,038,328

185,231	Medtronic Incorporated	8,357,623

7,350	Millipore Corporation	240,345

19,190	Perkinelmer Incorporated	170,599

61,649	Raytheon Company	1,748,982

26,969	St Jude Medical Incorporated†	1,314,739

30,067	Stryker Corporation	2,064,100

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

13,204	Tektronix Incorporated	$226,449

27,807	Teradyne Incorporated†	323,673

24,836	Thermo Electron Corporation†	449,532

19,615	Waters Corporation†	415,054

111,683	Xerox Corporation†	971,642

29,623	Zimmer Holdings Incorporated†	1,440,566

		32,801,887

Membership Organizations – 0.58%

19,658	Allergan Incorporated	1,340,872

16,678	Avery Dennison Corporation	978,498

21,608	Equifax, Incorporated	431,944

28,200	Rockwell Automation, Incorporated	583,740

88,430	Schlumberger Limited, Curacao	3,361,224

11,593	Sunoco, Incorporated	423,957

		7,120,235

Metal Mining – 0.20%

22,007	Freeport-Mcmoran C & G	375,219

61,014	Newmont Mining Corporation	1,595,516

13,503	Phelps Dodge Corporation	438,578

		2,409,313

Mining & Quarrying of Nonmetal – 0.04%

15,419	Vulcan Materials Company	466,116

Miscellaneous Manufacturing Industries – 0.52%

26,302	Hasbro Incorporated	365,335

66,413	Mattel Incorporated	1,494,293

22,047	Tiffany & Company	551,175

303,184	Tyco International Limited	3,898,946

		6,309,749

Miscellaneous Retail – 0.84%

69,231	Costco Wholesale Corporation†	2,079,007

59,683	CVS Corporation	1,423,440

46,867	Office Depot Incorporated†	554,437

71,893	Staples Incorporated†	1,317,799

32,267	Toys R Us Incorporated†	270,074

155,671	Walgreen Company	4,589,181

		10,233,938

Motion Pictures – 0.43%

310,212	Walt Disney Company	5,279,808

Motor Freight Transportation & Warehousing – 0.80%

170,700	United Parcel Service, Incorporated	9,729,900

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Non-Depository Credit Institutions – 2.46%

199,630	American Express Company	$6,633,705

33,699	Capital One Financial	1,011,307

19,195	Countrywide Financial	1,103,713

105,669	FHLMC	5,611,024

151,129	FNMA	9,876,280

194,063	MBNA Corporation	2,920,648

43,902	Providian Financial Corporation	287,997

23,320	SLM Corporation	2,586,654

		30,031,328

Oil And Gas – 0.86%

162,240	ChevronTexaco Corporation	10,488,816

Oil And Gas Extraction – 1.02%

37,762	Anadarko Petroleum Corporation	1,718,171

24,281	Apache Corporation	1,499,109

23,967	BJ Services Company†	824,225

30,580	Burlington Resources Incorporated	1,458,972

23,795	Devon Energy Corporation	1,147,395

17,548	EOG Resources Incorporated	694,199

15,246	Kerr-Mcgee Corporation	619,140

21,984	Nabors Industries Limited†	876,502

20,328	Noble Corporation†	638,706

57,403	Occidental Petroleum Corporation	1,719,794

14,208	Rowan Companies Incorporated†	279,329

48,485	Transocean Incorporated	991,518

		12,467,060

Paper And Allied Products – 0.65%

8,041	Bemis Company Incorporated	338,204

8,853	Boise Cascade Corporation	193,438

72,725	International Paper Company	2,458,105

78,123	Kimberly-Clark Corporation	3,551,472

30,400	Meadwestvaco Corporation	692,512

24,069	Pactiv Corporation†	488,601

8,158	Temple Inland, Incorporated	305,109

		8,027,441

Personal Services – 0.50%

25,865	Cintas Corporation†	850,959

27,135	H & R Block Incorporated	1,158,393

138,032	Target Corporation	4,038,816

		6,048,168

Petroleum Refining And Related Industries – 0.61%

13,548	Amerada Hess Corporation	599,635

10,366	Ashland Incorporated	307,559

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Petroleum Refining And Related Industries (continued)

102,802	Conocophillips	$5,510,187

39,171	Unocal Corporation	1,030,589

		7,447,970

Primary Metal Industries – 0.29%

128,334	Alcoa Incorporated	2,487,113

19,409	Engelhard Corporation	415,741

11,873	Nucor Corporation	453,192

13,045	Worthington Industries	155,627

		3,511,673

Printing, Publishing, And Allied Industries – 1.57%

10,002	American Greetings†	131,026

12,442	Dow Jones & Company Incorporated	440,944

40,595	Gannett Company Incorporated	2,859,106

12,395	Knight Ridder Incorporated	725,108

29,436	McGraw Hill, Incorporated	1,636,347

7,559	Meredith Corporation	288,603

22,984	New York Times Company	991,760

17,212	RR Donnelley & Sons Company	315,324

46,294	Tribune Company (New)	2,083,693

267,490	Viacom Incorporated†	9,768,735

		19,240,646

Railroad Transportation – 0.47%

56,942	Burlington No Santa Fe	1,417,856

32,608	CSX Corporation	929,980

59,093	Norfolk Southern Corporation	1,096,766

38,554	Union Pacific Corporation	2,120,470

		5,565,072

Rubber And Miscellaneous Plastics Products – 0.27%

11,171	Cooper Tire & Rubber Company	136,286

26,627	Goodyear Tire & Rubber Co†	137,662

40,167	Nike Incorporated – Cl B	2,065,387

9,107	Reebok International Limited†	299,165

12,749	Sealed Air Corporation†	511,617

8,859	Tupperware Corporation	122,431

		3,272,548

Security And Commodity Brokers, Dealers, Exchanges & Services – 1.85%

15,074	Bear Stearns Companies Incorporated	988,854

204,084	Charles Schwab Corporation	1,473,486

39,097	Franklin Resources Incorporated	1,286,682

71,683	Goldman Sachs Group Incorporated	4,880,179

33,792	Janus Capital Group Incorporated	384,891

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Security And Commodity Brokers, Dealers, Exchanges & Services (continued)

36,835	Lehman Brothers Holdings	$2,127,221

131,300	Merrill Lynch & Company Incorporated	4,648,020

164,536	Morgan Stanley	6,309,956

18,576	T Rowe Price Group Incorporated	503,763

		22,603,052

Social Services – 0.21%

46,663	Dominion Resources, Incorporated (VA)	2,583,730

Stone, Clay, Glass, And Concrete Products – 0.09%

182,066	Corning Incorporated†	1,063,265

Tobacco Products – 0.98%

314,201	Altria Group Incorporated	9,413,461

64,537	KeyCorp	1,455,955

12,887	RJ Reynolds Tobacco Hldgs	415,735

25,485	UST Incorporated	703,386

		11,988,537

Transportation By Air – 0.36%

18,736	Delta Air Lines Incorporated	166,750

45,330	Fedex Corporation	2,496,324

117,660	Southwest Airlines Company	1,689,598

		4,352,672

Transportation Equipment – 1.26%

13,692	Brunswick Corporation	260,148

22,570	Dana Corporation	159,344

84,977	Delphi Corporation	580,393

278,731	Ford Motor Company	2,096,057

30,519	General Dynamics Corporation	1,680,681

85,124	General Motors Corporation†	2,861,869

26,528	Genuine Parts Company	809,369

17,845	Goodrich Company, BF	250,901

45,969	Harley-Davidson Incorporated	1,825,429

13,943	ITT Industries Incorporated	744,696

10,363	Navistar International Corporation	255,033

27,724	Northrop Corporation	2,378,719

17,601	Paccar Incorporated	884,802

20,651	Textron Incorporated	567,077

		15,354,518

Transportation Services – 0.03%

21,671	Sabre Holdings Corporation†	344,786

Utilities Revenue – 0.09%

47,414	Marathon Oil Corporation	1,136,514

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Water Transportation – 0.18%

89,153	Carnival Cruise Lines	$2,149,479

Wholesale Trade-Durable Goods – 2.20%

13,888	Grainger (W W ) Incorporated	595,795

451,197	Johnson & Johnson	26,110,770

19,597	Visteon Corporation	116,406

		26,822,971

Wholesale Trade Non-Durable Goods – 0.88%

16,741	AmerisourceBergen Corporation	878,903

9,167	Brown-Forman Corporation	704,942

68,677	Cardinal Health Incorporated	3,912,529

44,193	Mckesson Corporation	1,101,731

66,998	Safeway Incorporated†	1,268,271

20,305	Supervalu	314,728

99,288	Sysco Corporation	2,525,887

		10,706,991

Total Common Stock – ($1,288,095,785)		1,187,579,980

Rights – 0.00%

32,300	Seagate Rights (a)	0

Total Rights (Cost $0.00)		0

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Principal	Security Name	Interest Rate		Maturity Date	Value

Short Term Investments – 2.56%

Us Government – 0.32%

$420,00	UST Bill, Due 4/1/3#	1.60	%ª	04/10/2003	$419,833

1,430,000	UST Bill, Due 4/1/3#	1.47	ª	04/10/2003	1,429,474

750,000	UST Bill, Due 4/1/3#	1.58	ª	04/10/2003	749,704

345,000	UST Bill, Due 4/1/3#	1.62	ª	04/10/2003	344,860

1,005,000	UST Bill, Due 6/5/3#	1.20	ª	06/05/2003	1,002,975

					3,946,846

Repurchase Agreement – 2.24%

27,405,826	Goldman Sachs & Company – 12% Collateralized by U.S. Government	1.42		04/01/2003	27,405,826

Total Short Term Investments (Cost $31,327,886)					31,352,672

Total Investment in Securities (Cost $1,319,423,671)*	99.83%				$1,218,932,652

Other Assets and Liabilities, Net	0.17				2,072,374

Total Net Assets	100.00%				$1,221,005,026

†	Non income producing securities
(a)	Security Fair Valued in accordance with the procedures approved by the Board of Directors.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
‡	Security of an affiliate of the fund with a cost of $7,850,370
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$214,224,614
Gross Unrealized Depreciation	(314,715,633)

Net Unrealized Depreciation	$(100,491,019)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Common Stock – 89.75%

Australia – 2.97%

237,100	Australia and New Zealand Banking Group Limited (Depository Institutions)	$2,568,981

1,457,700	BHP Billiton Limited (Oil and Gas Extraction)	8,174,574

535,900	News Corporation (Printing, Publishing, and Allied Industries)	3,487,775

		14,231,330

Brazil – 0.73%

175,500	Aracruz Celulose (Paper and Allied Products)	3,511,755

Canada – 3.6%

89,700	Canadian National Railway (Railroad Transportation)†	3,826,584

372,200	Loblaw Companies Limited (Food Stores)†	13,423,532

		17,250,116

Finland – 1.46%

238,200	Nokia Oyj (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	3,290,644

399,900	Stora Enso Oyj (Paper and Allied Products)	3,687,343

		6,977,987

France – 7.05%

238,600	Arcelor (Primary Metal Industries)	2,098,509

166,400	Aventis (Chemicals and Allied Products)	7,304,808

56,300	Lafarge SA (Business Services/Computer Software)	3,151,601

57,205	Sanofi-Synthelabo (Chemicals and Allied Products)	2,878,290

110,000	Television Francaise (Communications)	2,506,274

124,900	Total Fina (Oil and Gas Extraction)	15,809,782

		33,749,264

Germany – 2.79%

144,700	EON AG (Electric, Gas, and Sanitary Services)	5,965,350

27,000	Muenchener Rueckversicherung AG (Business Services)	1,546,780

77,300	SAP AG (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	5,858,105

		13,370,235

Greece – 0.20%

102,800	Hellenic Tellecommunication Organization SA (Ote) (Electronic and Other Electrical Equipment & Components, Except Computer Equipment)	942,275

Hong Kong – 1.21%

563,120	HSBC Holdings PLC (Non-Depository Credit Institutions)	5,794,054

Ireland – 2.33%

173,100	Anglo Irish Bank Corporation (Depository Institutions)	1,235,322

368,700	Bank of Ireland (Banking)	3,938,776

144,200	Ryanair Holdings PLC (Transportation by Air)†	5,979,974

		11,154,072

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Italy – 2.85%

114,900	Banco Populare Di Verona (Depository Institutions)	$1,303,944

741,800	ENI SpA (Oil and Gas Extraction)	9,907,719

643,200	Unicredito Italiano SpA (Depository Institutions)	2,449,497

		13,661,160

Japan – 13.9%

177,493	7-11 Japan (General Merchandise Stores)	4,685,050

258,268	Canon Incorporated (Measuring, Analyzing and Controlling Instruments: Photographic, Medical & Optical Goods)	9,016,949

55,200	Fanuc Company (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,392,714

211,785	Fuji Photo Film Company Ordinary (Packaged Foods)	6,501,075

157,200	Fujisawa Pharmaceuticals (Chemicals and Allied Products)	3,161,765

592,793	Nomura Holdings Incorporated (Security and Commodity Brokers, Dealers, Exchanges & Services)	6,173,887

1,787	NTT DoCoMo Incorporated (Business Services)	3,330,469

166,445	Ricoh Company Limited (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,600,967

84,000	Rinnai Corporation (Building Materials, Hardware, Garden Supply, and Mobile Home Dealers)	1,700,118

75,539	Secom Company Limited (Communications)	1,936,571

292,942	Sharp Corporation (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,890,388

153,300	Sony Corporation (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	5,429,753

85,500	Takeda Chemical Inds (Chemicals and Allied Products)	3,194,173

111,700	Tostem Inax Holding Corporation (Building Materials, Hardware, Garden Supply, and Mobile Home Dealers)	1,185,953

556,500	Toyota Motor Corporation (Transportation Equipment)	12,366,147

		66,565,979

Korea (South) – 0.60%

2,400	Samsung Electronics (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	140,040

49,300	Samsung Electronics (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,711,707

		2,851,747

Mexico – 0.70%

1,371,300	Walmart De Mexico (General Merchandise Stores)	3,334,052

Netherlands – 6.29%

110,200	Heineken NV (Food and Kindred Products)	4,087,316

511,500	Philips Electronics NV (Electronic and Other Electrical Equipment & Components, Except Computer Equipment)	8,031,781

297,300	Royal Dutch Petroleum Company (Petroleum Refining and Related Industries)	12,103,908

388,100	TPG NV (Transportation Services)	5,912,001

		30,135,006

Singapore – 1.10%

1,012,080	DBS Group Holdings Limited (Non-Depository Credit Institutions)	5,274,983

Spain – 1.62%

85,200	Banco Populare (Depository Institutions)	3,681,631

437,151	Telefonica SA (Communications)†	4,088,064

		7,769,695

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Sweden – 0.40%

661,500	Teliasonera AB (Communications)	$1,895,809

Switzerland – 9.91%

121,400	Adecco SA (Business Services)	3,373,071

157,500	Credit Suisse Group (Non-Depository Credit Institutions)	2,738,705

73,000	Nestle SA (Food and Kindred Products)	14,449,188

288,100	Novartis AG (Chemicals and Allied Products)	10,669,502

326,300	Stmicroelectronics NV (Electronic and Other Electrical Equipment & Components, Except Computer Equipment)	6,177,631

66,860	Swiss Reinsurance (Insurance Carriers)	3,280,022

158,900	UBS AG (Depository Institutions)	6,760,651

		47,448,770

United Kingdom – 19.74%

155,200	Amersham PLC (Health Services)	1,008,254

1,117,900	Barclays PLC (Foreign Depository Institutions)	6,449,590

91,100	BNP Paribas SA (Depository Institutions)	3,648,294

1,337,800	BP Amoco PLC (Oil and Gas Extraction)	8,484,817

304,500	British Sky Broadcasting (Communications)†	3,015,399

905,755	Capita Group PLC (Health Services)	3,385,931

1,051,000	Centrica PLC (Electric, Gas, and Sanitary Services)	2,396,375

1,249,600	Compass Group PLC (Eating and Drinking Places)	5,337,931

867,400	Diageo PLC (Eating and Drinking Places)	8,898,163

288,700	Glaxo Smithkline (Chemicals and Allied Products)	5,079,000

239,200	HSBC Holdings PLC (Non-Depository Credit Institutions)	2,453,817

558,000	Pearson PLC (Printing, Publishing, and Allied Industries)	4,238,028

283,900	Reckitt Benckiser (Miscellaneous Consumer Products)	4,653,507

239,600	Rion Tinto PLC (Metal Mining)†	4,465,159

573,000	Royal Bank of Scotland (Depository Institutions)	12,906,419

430,600	Smith and Nephew PLC (Chemicals And Allied Products)	2,634,033

6,721,600	Vodafone Group PLC (Communications)	12,005,697

635,200	WPP Group PLC (Communications)	3,423,743

		94,484,157

USA – 10.30%

89,600	Glaxo Smithkline – ADR (Chemicals and Allied Products)	3,153,023

802,100	IShares MSCI Belgium Inde (Holding and Other Investment Offices)	6,841,913

522,400	IShares MSCI Germany Inde (Holding and Other Investment Offices)	4,539,656

292,000	IShares MSCI Italy Index (Holding and Other Investment Offices)	4,067,560

518,600	IShares MSCI Japan (Holding and Other Investment Offices)	3,350,156

434,700	IShares MSCI Netherlands (Holding and Other Investment Offices)	4,703,454

754,100	IShares MSCI Spain Index (Holding and Other Investment Offices)	13,664,292

600,500	IShares MSCI Sweden Index (Holding and Other Investment Offices)	5,536,610

309,000	IShares MSCI United Kingd (Holding and Other Investment Offices)	3,479,340

		49,336,004

Total Common Stock (Cost $511,570,629)		429,738,450

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Short-Term Investments – 9.53%

Repurchase Agreement – 9.53%

$45,612,682	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.37%	04/01/2003	$45,612,682

Total Short-Term Investments (Cost $45,612,682)				45,612,682

Total Investments In Securities (Cost $557,183,311)*	99.28%	$475,351,132

Other Assets and Liabilities, Net	0.72	3,434,956

Total Net Assets	100.00%	$478,786,088

†	Non Income producing securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$5,359,601
Gross Unrealized Depreciation	(87,191,780)

Net Unrealized Depreciation	$(81,832,179)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Common Stock – 94.88%

Apparel And Accessory Stores – 1.22%

59,900	Gap Incorporated	$867,951

Business Services – 8.42%

17,400	Affiliated Computer Services†	770,126

30,400	BMC Software Incorporated†	458,736

52,600	BEA Systems Incorporated†	535,994

10,700	Ebay Incorporated†	912,603

68,600	Microsoft Corporation	1,660,806

34,000	Network Associates Incorporated†	469,540

16,100	Symantec Corporation†	630,798

32,100	Veritas Software Corporation†	564,318

		6,002,921

Building Construction – General Contractors & Operative Builders – 1.03%

38,100	DR Horton Incorporated	731,520

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 1.12%

19,500	Lowe’s Companies Incorporated	795,990

Chemicals And Allied Products – 13.53%

21,400	Amgen Incorporated†	1,231,570

15,800	Avon Products Incorporated	901,390

19,400	Clorox Company	895,698

15,000	Colgate-Palmolive Company	816,600

15,500	Ecolab Incorporated	764,615

21,300	Gilead Sciences Incorporated†	894,387

68,800	Pfizer Incorporated†	2,143,808

26,300	Pharmacia Corporation	1,138,790

9,700	Procter & Gamble Company	863,785

		9,650,643

Communications – 3.16%

25,800	Centurytel Incorporated	712,080

20,400	Clear Channel Communication†	691,968

63,700	Nextel Communications Incorporated†	852,943

		2,256,991

Computers, Networks & Software – 0.29%

6,800	Adobe Systems, Incorporated	209,644

Depository Institutions – 5.63%

9,900	Bank Of America Corporation	661,716

29,100	Citigroup Incorporated	1,002,495

21,200	First Tennessee National Corporation	841,852

26,300	National City Corporation	732,455

56,300	Sovereign Bancorporation Incorporated	779,755

		4,018,273

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Drug & Hospital Supplies – 0.49%

8,500	Boston Scientific Corporation†	$346,460

Electric, Gas, And Sanitary Services – 1.08%

27,200	Southern Company Incorporated	773,568

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 4.56%

22,000	L-3 Communications Holdings†	883,740

23,900	Qlogic Corporation†	887,646

21,000	Qualcomm Incorporated†	757,260

44,000	Texas Instruments Incorporated	720,280

		3,248,926

Engineering, Accounting, Research Management & Related Services – 1.36%

16,300	Quest Diagnostics Incorporated†	972,947

Fabricated Metal Products, Except Machinery And Transportation Equipment – 2.35%

18,100	Fortune Brands Incorporated	775,947

18,900	Lockheed Martin Corporation	898,695

		1,674,642

Food And Kindred Products – 2.18%

17,600	Anheuser-Busch Companies Incorporated	820,336

18,300	Pepsico Incorporated	732,000

		1,552,336

Furniture And Fixtures – 1.24%

31,200	Newell Rubbermaid Incorporated	884,520

General Merchandise Stores – 1.09%

14,900	Wal-Mart Stores Incorporated	775,247

Health Services – 1.34%

17,200	Express Scripts Incorporated†	957,696

Higher Education – 1.22%

17,400	Apollo Group, Incorporated (Class A)†	868,260

Home Furniture, Furnishings, And Equipment Stores – 1.02%

21,100	Bed Bath & Beyond Incorporated†	728,794

Industrial & Commercial Machinery & Computer Equipment – 8.46%

63,400	Cisco Systems Incorporated†	817,860

33,100	Dell Computer Corporation†	903,961

17,600	IBM Corporation	1,380,368

9,700	International Game Technology†	794,430

6,700	3M Company	871,201

7,500	United Technologies Corporation	433,350

15,400	Varian Medical Systems†	830,522

		6,031,692

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Industrial Minerals – 0.98%

12,400	Praxair, Incorporated	$698,740

Insurance Carriers – 2.44%

21,100	Safeco Corporation	737,867

10,900	Unitedhealth Group Incorporated	999,203

		1,737,070

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 6.54%

14,400	Allergan Incorporated	982,224

27,000	Becton Dickinson & Company	929,880

19,600	Medtronic Incorporated	884,352

19,600	St Jude Medical Incorporated†	955,500

18,800	Zimmer Holdings Incorporated†	914,244

		4,666,200

Miscellaneous Retail – 2.44%

32,400	Amazon.com Incorporated†	843,372

48,800	Staples Incorporated†	894,504

		1,737,876

Non-Depository Credit Institutions – 2.42%

15,300	Countrywide Financial	879,750

12,900	FNMA	843,015

		1,722,765

Oil And Gas Extraction – 5.59%

16,200	Anadarko Petroleum Corporation	737,100

13,650	Apache Corporation	842,751

15,900	Devon Energy Corporation	766,698

19,400	EOG Resources Incorporated	767,464

29,100	Occidental Petroleum Corporation	871,836

		3,985,849

Other – 1.25%

31,000	Watson Pharmaceuticals†	891,870

Petroleum Refining And Related Industries – 1.84%

37,500	Exxon Mobil Corporation	1,310,625

Printing, Publishing, And Allied Industries – 3.13%

9,700	Gannett Company Incorporated	683,171

16,000	Tribune Company	720,160

22,700	Viacom Incorporated†	829,004

		2,232,335

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Security And Commodity Brokers, Dealers, Exchanges & Services – 2.42%

14,300	Bear Stearns Companies Incorporated	$938,080

16,100	Legg Mason Incorporated	784,714

		1,722,794

Transportation Equipment – 1.9%

18,200	Harley-Davidson Incorporated	722,722

11,900	ITT Industries Incorporated	635,579

		1,358,301

Wholesale Trade-Durable Goods – 1.91%

23,600	Johnson & Johnson	1,365,732

Wholesale Trade Non-Durable Goods – 1.23%

20,500	Dean Foods Company†	879,655

Total Common Stock (Cost $67,555,913)		67,658,833

Principal		Interest Rate	Maturity Date

Short-Term Investments – 5.14%

Repurchase Agreements – 5.14%

$3,667,216	Credit Suisse First Boston Repurchase Agreement – 102% Collateralized by US Government Securities†	1.37%	4/1/2003	3,667,215

Total Short-Term Investments (Cost $3,667,215)				3,667,215

Total Investments in Securities (Cost $71,223,128)*	100.02%			$71,326,048

Other Assets and Liabilities, Net	(0.02)			(3,912)

Total Net Assets	100.00%			$71,322,136

†	Non-Income earning securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	2,970,343
Gross Unrealized Depreciation	(2,867,423)

Net Unrealized Appreciation	102,920

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.27%

Apparel And Accessory Stores – 4.57%

1,838,200	Kohls Corporation†	$104,005,356

Building Materials, Hardware, Garden Suppy, & Mobile Home Dealers – 7.87%

1,066,600	Fastenal Company	30,067,453

2,953,417	Home Depot Incorporated	71,945,238

1,889,500	Lowe’s Companies Incorporated	77,129,390

		179,142,081

Business Services – 28.57%

682,100	Automatic Data Processing	21,001,859

656,800	Bisys Group Incorporated†	10,718,976

3,116,200	Concord EFS Incorporated†	29,292,280

698,200	DST Systems Incorporated†	18,991,040

1,646,100	Ebay Incorporated†	140,395,869

3,665,800	First Data Corporation	135,671,258

2,230,368	Fiserv Incorporated†	70,211,985

1,949,300	IMS Health Incorporated	30,428,573

5,902,320	Microsoft Corporation	142,895,167

1,420,500	Sungard Data Systems Incorporated†	30,256,650

1,159,700	Veritas Software Corporation†	20,387,526

		650,251,183

Chemicals And Allied Products – 9.39%

1,767,500	Amgen Incorporated†	101,719,625

3,590,325	Pfizer Incorporated	111,874,527

		213,594,152

Computer Technologies – 1.55%

1,292,300	Dell Computer Corporation†	35,292,713

Depository Institutions – 1.29%

926,300	State Street Corporation	29,298,869

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.9%

6,777,150	Intel Corporation	110,332,002

4,955,400	Nokia OYJ	69,425,154

		179,757,156

Engineering, Accounting, Research Management & Related Services – 4.16%

3,441,510	Paychex Incorporated	94,538,280

2,954	Per-Se Technologies Incorporated	32

		94,538,312

General Merchandise Stores – 3.04%

1,329,100	Wal-Mart Stores Incorporated	69,153,073

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment – 4.24%

5,931,200	Cisco Systems Incorporated†	$76,512,480

2,748,500	EMC Corporation†	19,871,655

		96,384,135

Insurance Carriers – 4.38%

2,016,566	American International Group	99,719,189

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 6.25%

3,152,200	Medtronic Incorporated	142,227,264

Miscellaneous Retail – 2.36%

1,785,050	Costco Wholesale Corporation	53,605,052

Personal Services – 2.57%

1,775,150	Cintas Corporation	58,402,435

Security And Commodity Brokers, Dealers, Exchanges & Services – 7.82%

9,167,887	Charles Schwab Corporation	66,192,144

1,641,350	Goldman Sachs Group Incorporated	111,743,108

		177,935,252

Wholesale Trade Non-Durable Goods – 2.31%

923,100	Cardinal Health Incorporated	52,589,007

Total Common Stock (Cost $2,444,446,806)		2,235,895,229

Principal		Interest Rate	Maturity Date	Value

Short-Term Investments – 1.66%

Repurchase Agreements – 1.66%

$37,741,471	Credit Suisse First Boston Repurchase Agreement – 102% Collateralized by US Government Securities	1.37%	04/01/2003	37,741,471

Total Short-Term Investments (Cost $37,741,471)				37,741,471

Total Investments In Securities (Cost $2,482,188,277)	99.93%			$2,273,636,700

Other Assets And Liabilities, Net	0.07			1,600,245

Total Net Assets	100.00%			$2,275,236,945

†	Non-income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	232,030,231
Gross Unrealized Depreciation	(440,581,808)

Net Unrealized Depreciation	(208,551,577)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 89.02%

Apparel & Accessory Stores – 3.06%

9,610	JOS A Bank Clothiers Incorporated†	$234,676

Business Services – 8.00%

12,500	EPIQ Systems Incorporated†	240,000

6,500	Elite Information Group†	61,243

22,850	Plumtree Software Incorporated†	91,400

12,271	Progress Software Corporation†	220,264

		612,907

Chemicals & Allied Products – 2.33%

5,000	Chattem Incorporated†	76,950

2,000	NBTY Incorporated†	37,920

3,670	United Therapeutics Corporation†	63,271

		178,141

Depository Institutions – 9.21%

1,876	Banknorth Group Incorporated	40,917

7,933	Colonial Bancgroup Incorporated	89,246

3,437	FNB Corporation	98,436

3,700	Prosperity Bancshares Incorporated	61,346

4,592	Provident Bankshares Corporation	105,983

3,000	Summit Bancshares Incorporated	57,360

3,332	United Bankshares Incorporated	92,296

2,130	West Essex Bancorp Incorporated†	74,401

2,500	Whitney Holding Corporation	85,300

		705,285

Eating & Drinking Places – 0.48%

2,783	Red Robin Gourmet Burgers†	36,986

Electric, Gas, & Sanitary Services – 8.30%

6,550	DQE Incorporated	79,845

4,500	Energen Corporation	144,270

6,853	Ferrellgas Partners LP	142,405

2,500	Hawaiian Electric Industries Incorporated	101,900

12,750	Southwestern Energy Company†	167,025

		635,445

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 4.08%

2,500	Moog Incorporated†	76,500

6,349	OSI Systems Incorporated†	100,378

12,520	Rayovac Corporation†	135,842

		312,720

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.31%

17,842	Crown Holdings Incorporated†	100,272

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Food & Kindred Products – 5.6%

5,000	Bunge Limited	$125,800

12,282	Boston Beer Incorporated Class A†	154,262

485	Farmer Brothers Company	148,914

		428,976

Health Services – 2.08%

2,750	Coventry Health Care Incorporated†	90,475

7,784	Province Healthcare Company†	68,888

		159,363

Holding & Other Investment Offices – 1.55%

6,810	Annaly Mortgage Management	118,971

Home Furniture, Furnishings, & Equipment Stores – 0.44%

1,931	Movie Gallery Incorporated†	33,638

Industrial & Commercial Machinery & Computer Equipment – 3.07%

3,950	Briggs & Stratton Corporation	153,418

4,250	Lufkin Industries Incorporated	81,388

		234,806

Insurance Carriers – 10.95%

10,271	Endurance Specialty Holdings†	248,455

8,192	Platinum Underwriters Holdings, Limited	207,667

8,700	Scottish Annuity & Life Holdings Limited	151,554

11,050	Ohio Casualty Corporation†	142,766

4,110	Zenith National Insurance	88,160

		838,602

Leather & Leather Products – 1.03%

7,042	Maxwell Shoe Company†	78,518

Leisure – 0.50%

4,926	Anthony Industries Incorporated†	38,029

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.05%

3,020	Vital Signs Incorporated	80,181

Miscellaneous Retail – 7.11%

12,690	Duane Reade Incorporated†	160,909

7,435	Hibbett Sporting Goods†	183,875

11,066	Jo-Ann Stores Incorporated†	199,741

		544,525

Motor Freight Transportation & Warehousing – 4.40%

9,030	Celadon Group Incorporated†	71,698

2,133	Hunt (JB) Transport Services	57,420

5,950	Pam Transportation Services†	130,186

3,230	Yellow Corporation†	77,940

		337,244

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction – 3.84%

6,660	Key Energy Services Incorporated†	$67,133

5,050	Patina Oil & Gas Corporation	166,145

1,810	Precision Drilling Corporation†	60,400

		293,678

Personal Services – 0.71%

3,500	Unifirst Corporation	54,075

Printing, Publishing, & Allied Industries – 1.07%

5,000	Ennis Business Forms	56,650

1,700	Standard Register Company	25,330

		81,980

Rubber & Miscellaneous Plastics Products – 2.94%

5,534	Constar International Group†	35,091

7,320	Jarden Corporation†	190,320

		225,411

Tobacco Products – 1.23%

2,500	Universal Corporation-VA	94,400

Transportation By Air – 2.33%

12,684	Atlantic Coast Airlines†	78,767

9,638	Skywest Incorporated	99,368

		178,135

Transportation Services – 0.75%

4,569	Pacer International Incorporated†	57,250

Wholesale Trade Non-Durable Goods – 1.60%

4,800	United Natural Foods Incorporated†	122,400

Total Common Stock (Cost $6,872,473)		6,816,614

Total Investments In Securities (Cost $6,872,473)	89.02%	$6,816,614

Other Assets And Liabilities, Net	10.98	840,647

Total Net Assets	100.00%	$7,657,261

†	Non-income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$448,689
Gross Unrealized Depreciation	(504,548)

Net Unrealized Depreciation	$(55,859)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 90.48%

Agricultural Production Crops – 0.26%

21,240	Delta & Pine Land Company	$480,236

Amusement And Recreation Services – 0.39%

16,102	Argosy Gaming Company†	321,718

18,449	Bally Total Fitness Holding†	93,536

14,427	Pinnacle Entertainment†	70,404

17,153	WMS Industries Incorporated†	218,701

		704,359

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.98%

3,570	Haggar Corporation	37,913

14,221	Kellwood Company	411,556

18,693	Nautica Enterprises Incorporated†	181,322

6,812	Oshkosh B’Gosh Incorporated	177,111

16,882	Phillips-Van Heusen Corporation	208,493

15,092	Quiksilver Incorporated†	462,117

17,907	Russell Corporation	313,373

		1,791,885

Apparel And Accessory Stores – 1.99%

24,941	Ann Taylor Stores Corporation†	512,039

7,203	Ashworth Incorporated†	45,739

24,750	Burlington Coat Factory	403,425

14,203	Cato Corporation	270,425

14,795	Children’s Place†	136,262

14,345	Christopher & Banks Corporation†	253,907

16,207	Dress Barn Incorporated†	217,984

11,214	Footstar Incorporated†	94,198

18,110	Goody's Family Clothing†	72,983

16,206	Gymboree Corporation†	243,738

17,275	Hot Topic Incorporated†	402,680

27,453	Pacific Sunwear Of California†	558,669

18,964	Too Incorporated†	314,992

16,431	Wet Seal Incorporated†	119,946

		3,646,987

Automotive Dealers And Gasoline Service Stations – 0.44%

29,648	O’Reilly Automotive Incorporated†	803,461

Automotive Repair, Services, And Parking – 0.14%

20,025	Central Parking Corporation	200,250

8,331	Midas Incorporated	60,816

		261,066

Building Construction – General Contractors & Operative Builders – 1.61%

14,746	MDC Holdings Incorporated	565,951

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Building Construction – General Contractors & Operative Builders (continued)

3,969	NVR Incorporated†	$1,305,801

14,275	Ryland Group Incorporated	616,537

18,187	Standard-Pacific Corporation	463,951

		2,952,240

Business Services – 6.14%

12,080	Aaron Rents Incorporated	246,190

27,297	ABM Industries Incorporated	358,683

15,510	Administaff Incorporated†	96,938

11,055	ADVO Incorporated†	364,815

23,490	American Management Systems†	283,759

8,121	Ansys Incorporated†	194,498

16,441	Arbitron Incorporated†	521,180

10,796	BARRA Incorporated†	320,533

12,858	Brady Corporation	363,624

6,811	Brooktrout Incorporated†	32,761

15,965	CACI International Incorporated†	532,592

17,739	Captaris Incorporated†	51,266

13,095	Carreker Corporation†	26,845

19,753	Cerner Corporation†	639,602

35,854	Ciber Incorporated†	170,665

23,673	Cognex Corporation†	501,157

11,609	Computer Task Group Incorporated	22,405

22,208	Dendrite International Incorporated†	188,768

25,960	Efunds Corporation†	178,345

19,974	Filenet Corporation†	209,527

12,323	Gerber Scientific Incorporated	81,085

10,099	Heidrick & Struggles Incorporated†	117,148

19,402	Hyperion Solutions Corporation†	470,499

6,812	Insurance Auto Auctions†	74,932

15,807	JDA Software Group Incorporated†	159,809

11,076	Kronos Incorporated†	388,214

22,841	Labor Ready Incorporated†	130,194

16,049	Manhattan Associates Incorporated†	281,339

8,430	Mapinfo Corporation†	32,624

7,068	Memberworks Incorporated†	147,651

25,850	Midway Games Incorporated†	85,564

13,564	MRO Software Incorporated†	93,049

14,412	NCO Group Incorporated†	208,974

19,338	NDCHealth Corporation	324,298

19,087	Netegrity Incorporated†	70,813

12,590	Network Equipment Technology†	75,918

14,690	On Assignment Incorporated†	62,139

11,075	PC-Tel Incorporated†	99,786

13,687	Phoenix Technologies Limited†	58,170

18,574	Progress Software Corporation†	333,403

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

8,791	QRS Corporation†	$43,164

15,556	Radiant Systems Incorporated†	115,114

9,820	Radisys Corporation†	65,107

10,804	Roxio Incorporated†	66,985

22,605	Serena Software Incorporated†	360,798

32,797	Spherion Corporation†	130,204

9,548	SPSS Incorporated†	108,083

7,891	StarTek Incorporated†	180,309

18,701	Systems & Computer Technology†	143,063

22,772	Take-Two Interactive†	508,954

7,617	Talx Corporation	98,792

22,083	THG Incorporated†	288,846

19,361	Verity Incorporated†	268,150

8,465	Volt Information Sciences†	86,851

11,935	Websense Incorporated†	175,086

		11,239,268

Chemicals And Allied Products – 4.22%

28,565	Alpharma Incorporated	512,170

12,463	Arch Chemicals Incorporated	233,058

11,886	ArQule Incorporated†	28,645

14,479	Cambrex Corporation	347,786

7,918	Cima Labs Incorporated†	171,821

15,880	Diagnostic Products Corporation	593,118

17,978	Georgia Gulf Corporation	361,898

15,787	HB Fuller Company	364,995

19,131	IDEXX Laboratories Incorporated†	669,011

17,884	Macdermid Incorporated	365,728

14,854	Medicis Pharmaceutical†	825,734

14,005	MGI Pharma Incorporated†	176,603

8,455	Natures Sunshine Products	74,150

36,967	NBTY Incorporated†	700,894

12,546	Noven Pharmaceuticals Incorporated†	177,150

15,678	OM Group Incorporated	137,183

22,205	Omnova Solutions Incorporated†	65,505

14,113	Parexel International Corporation†	193,630

4,338	Penford Corporation	51,926

50,977	Polyone Corporation	198,810

5,186	Quaker Chemical Corporation	105,794

17,171	Scotts Company (The)†	889,458

9,630	Surmodics Incorporated†	297,663

17,724	Wellman, Incorporated	165,365

		7,708,095

Coal Mining – 0.22%

41,899	Massey Energy Company	393,851

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Communications – 0.87%

20,824	Anixter International Incorporated†	$472,080

12,729	Audiovox Corporation†	94,322

9,670	Boston Communications Group†	151,432

31,012	General Communication Incorporated†	184,521

20,578	Global Payments Incorporated	628,041

13,727	Metro One Telecomm Incorporated†	68,361

		1,598,757

Construction Special Trade Contractors – 0.33%

8,298	EMCOR Group Incorporated†	400,379

14,749	Insituform Technologies†	198,374

		598,753

Depository Institutions – 7.61%

13,602	Anchor Bancorp Wisconsin	298,564

13,887	Bankunited Financial Corporation†	245,106

12,602	Boston Private Financial Holdings	188,526

20,191	Chittenden Corporation	527,793

25,137	Commercial Federal Corporation	545,976

14,334	Dime Community Bancshares	327,245

15,536	Downey Financial Corporation	612,274

13,278	East West Bancorp Incorporated	409,626

22,226	First Bancorp	599,657

26,082	First Midwest Bancorp Incorporated	673,176

8,138	First Republic Bank†	175,781

9,417	FirstFed Financial Corporation†	284,299

16,339	Flagstar Bancorp Incorporated	430,859

6,419	GBC Bancorp/California	155,019

25,044	Hudson United Bancorp	771,355

15,442	Irwin Financial Corporation	300,965

12,933	MAF Bancorp Incorporated	435,195

13,635	Provident Bankshares Corporation	314,696

15,857	Riggs National Corporation Washington Dc	227,548

13,258	Seacoast Financial Services	241,970

26,342	South Financial Group Incorporated	570,304

18,830	Southwest Bancorp of Texas†	565,465

33,504	Staten Island Bancorp Incorporated	499,880

24,438	Sterling Bancshares Texas	290,568

22,039	Susquehanna Bancshares	456,648

41,287	TrustCo Bank Corporation NY	397,594

11,694	UCBH Holdings Incorporated	514,302

23,461	United Bankshares Incorporated	649,870

38,669	Washington Federal Incorporated	814,369

19,865	Waypoint Financial Corporation	342,870

22,266	Whitney Holding Corporation	759,716

9,556	Wintrust Financial Corporation	273,302

		13,900,518

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Durable Goods – Consumer – 0.25%

14,970	Sturm Ruger & Company, Incorporated	$131,137

10,106	Tractor Supply Company†	333,700

		464,837

Eating And Drinking Places – 2.39%

15,801	AFC Enterprises†	212,681

15,312	CEC Entertainment Incorporated†	416,640

11,685	IHOP Corporation†	263,380

20,320	Jack In The Box Incorporated†	367,995

15,431	Landry’s Seafood Restaurant	259,241

11,661	Lone Star Steakhouse	247,097

10,980	O’Charley’s Incorporated†	210,487

10,391	Papa Johns International†	260,087

13,946	PF Chang’s China Bistro†	516,002

12,234	Rare Hospitality International Incorporated†	340,595

24,048	Ryan’s Family Steak Houses†	252,528

21,618	Sonic Corporation†	550,394

14,978	Steak n Shake Company/The†	136,899

11,319	Triarc Companies†	315,233

		4,349,259

Educational Services – 0.38%

25,077	ITT Educational Services†	702,156

Electric Generation – 0.39%

15,462	UGI Corporation	706,613

Electric Intergrated – 0.07%

8,940	NUI Corporation	130,524

Electric, Gas, And Sanitary Services – 3.76%

8,437	American States Water Company	201,644

25,238	Atmosphere Energy Corporation	536,560

26,677	Avista Corporation	282,509

6,145	Cascade Natural Gas Corporation	119,213

6,520	Central Vermont Public Service	112,144

8,898	CH Energy Group Incorporated	371,047

26,164	Cleco Corporation	328,358

27,747	El Paso Electric Company†	299,668

19,267	Energen Corporation	617,700

2,736	Green Mountain Power Corporation	55,294

10,569	Laclede Group Incorporated	245,201

15,037	New Jersey Resources	490,958

14,205	Northwest Natural Gasco	356,546

20,803	Northwestern Corporation	43,686

18,456	Piedmont Natural Gas Company	657,956

30,918	Southern Union Company†	375,654

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, And Sanitary Services (continued)

18,471	Southwest Gas Corporation	$375,885

18,769	Southwestern Energy Company†	245,874

8,044	UIL Holdings Corporation	279,127

18,677	Unisource Energy Corporation	323,112

15,545	Waste Connections Incorporated†	536,303

		6,854,439

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 6.83%

13,424	Actel Corporation†	229,013

23,074	Acuity Brands Incorporated	310,345

59,646	Adaptec Incorporated†	359,665

17,855	Advanced Energy Industry†	153,374

33,440	Aeroflex Incorporated†	189,270

16,991	Allen Telecom Incorporated†	165,662

19,911	Alliance Semiconductor†	63,715

13,071	Applica Incorporated†	63,917

21,351	Artesyn Technologies Incorporated†	66,188

12,152	Astropower Incorporated†	50,795

17,093	ATMI Incorporated†	329,211

18,988	Baldor Electric Company	406,343

6,080	Bel Fuse Incorporated	122,208

13,499	Benchmark Electronics Incorporated†	382,427

14,296	C&D Technologies Incorporated	171,266

24,912	Cable Design Technologies†	165,665

7,271	Catapult Communications†	46,244

20,231	C-COR.net Corporation†	66,762

18,086	Checkpoint Systems Incorporated†	177,966

6,520	Concerto Software Incorporated†	35,860

9,520	Concord Communications†	81,586

18,976	CTS Corporation	115,754

14,864	Cubic Corporation	242,580

18,983	Cymer Incorporated†	448,948

11,703	Dionex Corporation†	386,550

15,090	DSP Group Incorporated†	273,582

10,047	Dupont Photomasks Incorporated†	201,543

15,420	Electro Scientific Industry†	193,675

24,076	ESS Technology Incorporated†	143,493

22,250	Exar Corporation†	282,802

17,939	Harman International Industry	1,050,687

33,413	Harmonic Incorporated†	111,265

14,521	Helix Technology Corporation	125,026

14,193	Hutchinson Technology†	350,851

13,708	Inter-Tel Incorporated	205,757

13,088	Magnetek Incorporated†	31,411

11,801	Mercury Computer System Incorporated†	320,987

19,520	Methode Electronics	158,112

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electronic And Other Electrical Equipment & Components, Except Computer Equipment (continued)

16,095	Microsemi Corporation†	$176,240

3,801	National Presto Industries, Incorporated	99,396

10,950	Park Electrochemical Corporation	165,783

1	Parthusceva Incorporated†	3

14,319	Pericom Semiconductor†	111,402

17,823	Photronics Incorporated†	211,915

15,850	Power Integrations Incorporated†	328,571

13,915	Regal Beloit	213,039

8,807	Rogers Corporation†	261,744

7,129	Royal Appliance Manufacturing Company†	52,327

6,220	Salton Incorporated†	65,310

8,123	SBS Technologies Incorporated†	59,054

76,814	Skyworks Solutions Incorporated†	478,551

16,173	Smith (AO) Corporation	433,436

9,302	Standard Microsystems†	141,297

7,041	Supertex Incorporated†	96,814

23,398	Symmetricom Incorporated†	88,678

22,324	Technitrol Incorporated	326,823

11,920	Three-Five Systems Incorporated†	60,792

7,539	Tollgrade Communications†	108,185

18,988	Varian Semiconductor Equipment†	386,216

14,532	Viasat Incorporated†	165,229

23,545	Vicor Corporation†	134,207

10,343	Zix Corporation†	44,475

		12,489,992

Electronic Data Processing – 0.33%

18,801	FactSet Research Systems, Incorporated	610,092

Engineering, Accounting, Research Management & Related Services – 2.75%

32,670	Bio-Technology General†	87,882

10,741	CDI Corporation†	250,265

30,698	Cephalon Incorporated†	1,226,078

21,693	Kroll Incorporated†	464,447

11,797	Maximus Incorporated†	250,332

30,917	Pharmaceutical Product Development†	830,152

35,233	PRG-Schultz International Incorporated†	254,030

24,497	Regeneron Pharmaceutical†	184,217

9,732	SourceCorp Incorporated†	136,345

29,680	Tetra Tech Incorporated†	419,675

17,930	URS Corporation†	206,733

49,667	US Oncology Incorporated†	352,636

18,336	Watson Wyatt & Company Holdings†	368,556

		5,031,348

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery And Transportation Equipment – 2.13%

21,237	Alliant Techsystems Incorporated†	$1,147,010

19,988	Aptargroup Incorporated	646,612

10,509	Barnes Group, Incorporated	222,370

3,510	Butler Manufacturing Company	57,564

15,758	Commercial Metals Company	219,824

18,203	Griffon Corporation†	234,820

7,805	Material Sciences Corporation†	78,596

7,944	Mobile Mini Incorporated†	126,945

20,990	Shaw Group Incorporated†	210,950

13,625	Simpson Manufacturing Company†	460,525

7,285	SPS Technologies Incorporated	177,754

31,552	Tower Automotive Incorporated†	74,778

15,050	Watts Industries, Incorporated	234,479

		3,892,227

Food And Kindred Products – 1.07%

9,826	American Italian Pasta Company†	424,975

5,019	Coca-Cola Bottling Company	250,448

19,839	Corn Products International Incorporated	578,505

4,956	J & J Snack Foods Corporation†	150,266

16,187	Lance Incorporated	130,143

16,068	Ralcorp Holdings Incorporated-New†	418,411

		1,952,748

Food Stores – 0.32%

21,426	Great Atlantic & Pacific Tea Company†	92,346

16,207	Panera Bread Company†	494,151

		586,497

Food – Wholesale – 0.22%

14,696	Flowers Foods, Incorporated†	402,523

Forestry – 0.09%

6,628	Deltic Timber Corporation	158,409

Furniture And Fixtures – 0.69%

6,453	Bassett Furniture Industry Incorporated	67,757

19,526	BE Aerospace Incorporated†	37,099

21,013	Ethan Allen Interiors Incorporated	618,413

31,551	La-Z-Boy Incorporated	545,201

		1,268,470

General Merchandise Stores – 0.56%

27,620	Casey's General Stores	328,678

14,276	Fred's Incorporated	397,587

16,092	Shopko Stores Incorporated†	187,472

23,093	Stein Mart Incorporated†	117,774

		1,031,511

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Health Services – 2.35%

26,466	Accredo Health Incorporated†	$644,156

11,429	Amsurg Corporation†	288,011

5,448	Chemed Corporation	172,647

10,888	CryoLife Incorporated†	74,583

6,669	Curative Health Services†	113,907

15,835	Enzo Biochem Incorporated†	206,963

35,806	Hooper Holmes Incorporated	179,030

9,083	IMPATH Incorporated†	122,621

18,110	Nautilus Group Incorporated†	258,249

28,442	Orthodontic Centers America†	148,183

14,039	Pediatrix Medical Group†	352,940

27,024	Province Healthcare Company†	239,162

8,812	Rehabcare Group Incorporated†	157,294

26,922	Renal Care Group Incorporated†	839,428

16,436	Sierra Health Services†	212,024

12,379	Sunrise Assisted Living†	297,096

		4,306,294

Heavy Construction Other Than Building Construction Contracts – 0.16%

13,281	Valmont Industries	286,870

Holding And Other Investment Offices – 2.40%

7,016	4 Kids Entertainment Incorporated†	82,789

15,564	Capital Automotive	388,166

12,566	Colonial Properties Trust	415,683

21,784	Community First Bankshares Incorporated	556,581

28,411	Cullen/Frost Bankers, Incorporated	863,126

10,158	Essex Property Trust Incorporated	530,756

13,538	Gables Residential Trust†	362,277

15,415	Glenborough Realty Trust	238,316

15,278	Kilroy Realty Corporation	337,644

19,871	Shurgard Storage Centers	616,994

		4,392,332

Home Furniture, Furnishings, And Equipment Stores – 0.58%

10,931	Bell Microproducts Incorporated†	55,857

12,110	Cost Plus Incorporated†	318,735

12,091	Haverty Furniture Incorporated	129,978

24,517	Linens ’n Things Incorporated†	498,185

8,111	Ultimate Electronics Incorporated†	64,484

		1,067,239

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.34%

20,119	Aztar Corporation†	270,198

16,349	Marcus Corporation	222,346

25,085	Prime Hospitality Corporation†	130,693

		623,237

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment – 5.27%

10,946	Astec Industries Incorporated†	$63,596

54,665	Axcelis Technologies Incorporated†	258,565

10,738	Black Box Corporation	318,167

12,042	Briggs & Stratton Corporation	467,711

20,349	Brooks Automation Incorporated†	196,775

9,620	Dril-Quip Incorporated†	131,505

8,904	Engineered Support System	348,592

16,487	Fedders Corporation	54,242

8,544	Flow International Corporation†	17,088

8,849	Gardner Denver Incorporated†	162,822

11,817	Global Imaging Systems†	218,615

25,262	Graco Incorporated	709,860

12,522	Hydril Company†	312,925

18,082	Idex Corporation	524,378

16,706	Kaydon Corporation	314,407

27,587	Kulicke & Soffa Industries†	131,038

32,141	Lennox International Incorporated	462,830

6,527	Lindsay Manufacturing Company	140,331

14,680	Manitowoc Company	246,771

9,658	Micros Systems Incorporated†	227,060

18,773	Milacron Incorporated	77,908

17,294	Nyfix Incorporated†	64,161

21,853	Paxar Corporation†	250,217

7,759	Planar Systems Incorporated†	91,246

14,583	Rainbow Technologies Incorporated†	137,518

7,982	Robbins & Myers Incorporated	107,438

8,731	SCM Microsystems Incorporated†	21,828

15,849	Stewart & Stevenson Services	172,754

9,513	Thomas Industries, Incorporated	235,922

47,540	Timken Company	742,575

6,930	Toro Company	485,447

12,586	Ultratech Stepper Incorporated†	150,654

14,256	Watsco Incorporated	195,022

15,028	W-H Energy Services Incorporated†	257,279

6,222	Woodward Governor Company	217,708

17,354	Zebra Technologies Corporation†	1,117,598

		9,632,553

Insurance Agents, Brokers And Service – 0.29%

16,985	Hilb, Rogal & Hamilton Company	530,611

Insurance Carriers – 2.25%

11,364	AMERIGROUP Corporation†	332,511

41,858	Fremont General Corporation	290,913

10,133	LandAmerica Financial Group Incorporated	402,787

26,625	Mid Atlantic Medical Services†	1,079,644

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

11,993	Philadelphia Cons Holding	$431,748

16,318	Presidential Life Corporation	102,640

13,728	RLI Corporation	368,871

5,466	Scpie Holdings Incorporated	34,108

14,701	Selective Insurance Group	360,763

9,861	Stewart Information Services†	228,874

26,801	UICI†	257,558

10,436	Zenith National Insurance	223,851

		4,114,268

Leather And Leather Products – 0.58%

9,820	Brown Shoe Company Incorporated	265,827

12,069	Genesco Incorporated†	171,621

9,912	K-Swiss Incorporated	253,252

22,531	Wolverine World Wide	377,394

		1,068,094

Legal Services – 0.10%

10,574	Pre-Paid Legal Services†	182,719

Lumber & Wood Products, Except Furniture – 0.23%

28,342	Champion Enterprises Incorporated†	52,149

8,806	Coachmen Industries, Incorporated	96,866

4,667	Skyline Corporation	121,809

9,867	Universal Forest Products	152,938

		423,762

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 7.60%

15,979	Advanced Medical Optics†	214,918

18,031	American Medical Systems†	260,548

7,393	Analogic Corporation	336,906

16,386	Armor Holdings Incorporated†	163,860

11,662	Arthrocare Corporation†	145,425

8,115	BEI Technologies Incorporated	78,716

8,247	Biosite Incorporated†	316,767

16,268	Coherent Incorporated†	305,025

11,627	Cohu Incorporated	170,103

15,529	Concord Camera Corporation†	77,800

15,943	CONMED Corporation†	261,625

17,192	Cooper Companies Incorporated	514,041

9,247	Cuno Incorporated†	310,977

8,215	Datascope Corporation	222,462

12,472	DRS Technologies Incorporated†	311,925

10,950	EDO Corporation	198,195

11,574	Esterline Technologies Company†	195,716

18,131	FEI Company†	289,371

9,437	FLIR Systems Incorporated†	447,408

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

25,764	Fossil Incorporated†	$443,656

13,483	Haemonetics Corporation/Mass†	294,601

10,916	Hologic Incorporated†	93,998

7,868	ICU Medical Incorporated†	216,457

12,169	Inamed Corporation†	435,285

28,437	Input/Output Incorporated†	102,373

15,056	Integra LifeSciences Holding†	346,288

9,173	Intermagnetics General Corporation†	163,646

16,620	Invacare Corporation	523,364

9,417	Invision Technologies Incorporated†	211,600

9,764	Ionics Incorporated†	161,594

11,222	Itron Incorporated†	187,520

8,606	Keithley Instruments Incorporated	93,031

38,597	Kopin Corporation†	194,529

11,005	Meade Instruments Corporation†	29,383

25,791	Mentor Corporation	441,284

9,450	Osteotech Incorporated†	58,874

8,855	Photon Dynamics Incorporated†	144,868

34,733	Pinnacle Systems Incorporated†	361,571

6,882	PolyMedica Corporation	209,557

9,614	Possis Medical Incorporated†	155,362

18,391	ResMed Incorporated†	588,144

18,692	Respironics Incorporated†	642,463

17,448	Roper Industries Incorporated	503,375

9,084	Rudolph Technologies Incorporated†	131,264

13,682	Sola International Incorporated†	169,110

21,152	Sybron Dental Specialties†	369,102

23,104	Techne Corporation†	477,560

17,899	Teledyne Technologies Incorporated†	226,601

16,555	Theragenics Corporation†	57,280

16,174	Trimble Navigation Limited†	306,336

16,210	Veeco Instruments Incorporated†	250,282

14,581	Viasys Healthcare Incorporated†	204,134

7,228	Vital Signs Incorporated	191,903

11,250	X-Rite Incorporated	94,613

		13,902,796

Membership Organizations – 0.25%

11,458	Delphi Financial Group Incorporated Class A	448,924

Metal Mining – 0.12%

9,254	Brush Engin Materials	46,918

5,669	Cleveland-Cliffs Incorporated	105,727

24,201	Stillwater Mining Company†	60,502

		213,147

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels – 0.29%

15,888	Florida Rock Industries	$537,809

Miscellaneous Manufacturing Industries – 0.49%

8,484	Cross A T Company†	40,384

13,560	JAKKS Pacific Incorporated†	140,482

9,979	K2 Incorporated†	77,038

8,910	Lydall Incorporated†	78,408

11,389	Russ Berrie & Company Incorporated	364,448

9,379	Shuffle Master Incorporated†	188,996

		889,756

Miscellaneous Repair Services – 0.00%

3,564	Timco Aviation Services Incorporated†	1,069

Miscellaneous Retail – 0.86%

9,924	Action Performance Companies	209,893

13,582	Cash America International Incorporated	128,757

13,322	Duane Reade Incorporated†	168,923

10,535	Hancock Fabrics Incorporated	146,437

10,845	J Jill Group Incorporated†	125,802

10,843	Jo-Ann Stores Incorporated†	216,860

17,849	Zale Corporation†	584,376

		1,581,048

Motion Pictures – 0.18%

14,756	Avid Technology Incorporated†	326,698

Motor Freight Transportation And Warehousing – 1.52%

13,865	Arkansas Best Corporation	352,448

11,924	Forward Air Corporation†	259,478

27,814	Heartland Express Incorporated†	533,473

8,799	Landstar System Incorporated†	505,943

10,766	Roadway Corporation	360,876

14,987	USFreightways Corporation	379,320

16,344	Yellow Corporation†	394,381

		2,785,919

Non-Depository Credit Institutions – 0.34%

13,867	New Century Financial	432,387

10,331	Financial Federal Corporation†	197,322

		629,709

Non-Durable Goods – Consumer – 0.10%

21,941	Stride Rite Corporation	186,499

Oil And Gas Extraction – 4.05%

7,701	Atwood Oceanics Incorporated†	194,373

17,876	Cabot Oil & Gas Corporation	429,024

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Oil And Gas Extraction (continued)

20,764	Cal Dive International Incorporated†	$373,960

22,645	Cimarex Energy Company†	440,445

10,564	Evergreen Resources Incorporated†	478,653

28,704	Newfield Exploration Company†	972,779

10,669	Nuevo Energy Company†	144,565

13,773	Oceaneering International†	300,940

15,140	Patina Oil & Gas Corporation†	498,106

13,348	Plains Resources Incorporated†	142,423

7,098	Prima Energy Corporation†	133,017

14,593	Remington Oil & Gas Corporation†	248,519

11,092	SEACOR SMIT Incorporated†	388,220

15,538	St Mary Land & Exploration	389,227

14,651	Stone Energy Corporation†	491,981

15,127	Swift Energy Company†	128,731

7,885	Tetra Technology Incorporated†	181,355

21,830	Tom Brown Incorporated†	528,286

24,108	Unit Corporation†	489,151

18,555	Veritas DGC Incorporated†	123,391

35,224	Vintage Petroleum Incorporated	334,628

		7,411,774

Oil Refining & Marketing – 0.20%

18,535	Spinnaker Exploration Company†	359,950

Paper And Allied Products – 0.48%

20,567	Buckeye Technologies Incorporated†	97,693

15,525	Caraustar Industries Incorporated	105,105

8,433	Chesapeake Corporation	142,433

8,699	Pope & Talbot Incorporated	109,172

19,149	Rock-Tenn Company	245,107

8,301	Schweitzer Manduit International, Incorporated	186,773

		886,283

Personal Services – 0.67%

4,840	Angelica Corporation	82,522

12,251	Coinstar Incorporated†	205,694

4,474	CPI Corporation	58,744

11,533	G & K Services Incorporated	276,792

24,246	Regis Corporation	603,968

		1,227,720

Petroleum Refining And Related Industries – 0.37%

10,845	ELK Corporation	206,055

14,543	Frontier Oil Corporation	248,685

9,214	WD-40 Company	228,508

		683,248

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Primary Metal Industries – 1.73%

13,878	Belden Incorporated	$149,189

11,434	Century Aluminum Company	72,606

8,899	Commonwealth Industries	43,961

5,700	Curtiss-Wright Corporation	344,850

8,426	Imco Recycling Incorporated†	53,505

15,850	Lone Star Technologies†	334,752

23,184	Maverick Tube Corporation†	431,222

19,055	Mueller Industries Incorporated†	475,803

9,027	Quanex Corporation	286,156

11,557	RTI International Metals Incorporated†	113,259

26,455	Steel Dynamics Incorporated†	308,201

5,429	Steel Technologies Incorporated	48,649

11,710	Texas Industries Incorporated	225,183

21,324	Tredegar Corporation	254,822

6,820	Wolverine Tube Incorporated†	30,622

		3,172,780

Printing, Publishing, & Allied Industries – 0.76%

18,666	Bowne & Company Incorporated	186,660

7,414	Consolidated Graphics Incorporated†	124,630

16,362	Harland (John H ) Company	397,760

12,136	Information Holdings Incorporated†	195,390

7,220	New England Business Service	184,832

15,657	Standard Register Company	233,289

7,993	Thomas Nelson Incorporated	68,020

		1,390,581

Railroad Transportation – 0.21%

33,909	Kansas City Southern	380,798

Rubber & Miscellaneous Plastics Products – 0.13%

16,394	Schulman (A) Incorporated	238,205

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.75%

14,961	Jefferies Group, Incorporated	537,848

27,398	Raymond James Financial	708,786

9,428	SWS Group Incorporated	132,746

		1,379,380

Stone, Clay, Glass, & Concrete Products – 0.39%

15,327	Apogee Enterprises Incorporated	126,003

8,556	Carbo Ceramics Incorporated	281,065

7,409	Libbey Incorporated	182,261

6,675	Standex International Corporation	127,159

		716,488

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Textile Mill Products – 0.33%

17,996	Albany International Corporation	$412,288

28,480	Interface Incorporated	93,985

4,182	Oxford Industries Incorporated	103,086

		609,359

Transportation By Air – 0.48%

25,141	Atlantic Coast Airlines†	156,126

16,498	Frontier Airlines Incorporated†	81,995

17,571	Mesa Air Group Incorporated†	87,328

12,517	Offshore Logistics Incorporated†	225,932

32,067	Skywest Incorporated	330,610

		881,991

Transportation Equipment – 2.12%

17,714	AAR Corporation	66,959

12,279	Arctic Cat Incorporated	191,675

13,859	Clarcor Incorporated	501,696

19,990	Fleetwood Enterprises Incorporated	81,159

24,082	Gencorp Incorporated	150,513

12,511	Group 1 Automotive Incorporated†	267,735

8,161	Huffy Corporation	40,152

14,242	Intermet Corporation	51,841

23,916	JIG Industries Incorporated	112,884

16,059	Monaco Coach Corporation†	166,371

9,258	Oshkosh Truck Corporation	576,773

12,635	Polaris Industries Incorporated	628,212

6,985	Standard Motor Products	77,534

15,901	Thor Industries Incorporated	398,002

8,819	Triumph Group Incorporated†	197,987

14,265	Wabash National Corporation†	89,870

10,447	Winnebago Industries	284,158

		3,883,521

Transportation Services – 0.08%

13,685	Pegasus Solutions Incorporated†	153,272

Water Transportation – 0.18%

13,387	Kirby Corporation†	329,320

Wholesale Trade Non-Durable Goods – 1.91%

24,883	Dimon Incorporated	142,580

7,726	Enesco Group Incorporated†	55,395

18,946	Hain Celestial Group Incorporated†	286,274

10,662	International Multifoods	205,990

22,091	Men's Wearhouse Incorporated†	330,481

16,721	Myers Industries Incorporated	159,686

6,633	Nash Finch Company	55,916

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade Non-Durable Goods (continued)

25,119	Performance Food Group Company†	$770,149

24,171	Priority Healthcare Corporation†	644,157

10,253	School Specialty Incorporated†	182,196

10,631	United Natural Foods Incorporated†	271,090

18,064	United Stationers Incorporated†	385,666

		3,489,580

Wholesale Trade – Durable Goods – 1.91%

10,600	Advanced Marketing Services, Incorporated	118,613

10,561	Applied Industrial Technologies	176,474

7,307	Building Materials Holding	97,256

8,788	Castle (A M) & Company	41,743

7,273	Department 56†	71,421

11,813	Digi International Incorporated†	38,392

13,229	Hughes Supply Incorporated	308,103

10,127	Imagistics International Incorporated†	188,565

25,629	Insight Enterprises Incorporated†	180,684

12,110	Kaman Corporation	118,436

20,639	Knight Transportation Incorporated†	406,382

5,287	Lawson Products	137,832

18,974	Owens & Minor Incorporated	332,994

28,683	Pep Boys-Manny Moe & Jack	217,991

17,789	Pioneer Standard Electronics	150,139

17,663	Reliance Steel & Aluminum	266,711

13,803	Ryerson Tull Incorporated	86,269

12,939	SCP Pool Corporation†	384,418

11,822	TBC Corporation†	165,508

		3,487,931

Total Common Stock (Cost $ 195,233,118)		165,524,655

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Principal	Security Name	Interest Rate		Maturity Date	Value

Short-Term Investments – 9.01%

Repurchase Agreements – 8.01%

$14,652,150	Goldman Sachs Repurchase Agreement – 102% Collateralized by US Government Securities	1.42%		04/01/2003	$14,652,150

US Government – 1.00%

90,000	UST Bill, Due 4/3/03#	1.47	ª	04/10/2003	89,966

820,000	UST Bill, Due 6/5/03#	1.14	ª	06/05/2003	818,348

75,000	UST Bill, Due 8/21/03#	1.16	ª	08/21/2003	74,669

50,000	UST Bill, Due 4/3/03#	1.58	ª	04/10/2003	49,980

200,000	UST Bill, Due 4/3/03#	1.60	ª	04/10/2003	199,920

50,000	UST Bill, Due 6/5/03#	1.13	ª	06/05/2003	49,900

40,000	UST Bill, Due 6/5/03#	1.13	ª	06/05/2003	39,919

25,000	UST Bill, Due 6/5/03#	1.14	ª	06/05/2003	24,950

485,000	UST Bill, Due 8/21/03#	1.16	ª	08/21/2003	482,857

					1,830,509

Total Short-Term Investments (Cost $16,477,478)

Total Investments In Securities (Cost $211,710,596)*	99.49%				$182,007,314

Other Assets And Liabilities, Net	0.51				934,767

Total Net Assets	100.00%				$182,942,081

†	Non income earning securities.
#	Securities pledged as collateral for futures transactions.
ª	Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$17,882,048
Gross Unrealized Depreciation	(47,585,330)

Net Unrealized Depreciation	$(29,703,282)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 96.02%

Amusement And Recreation Services – 3.74%

12,837	Alliance Gaming Corporation†	$192,555

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 2.57%

4,580	Kellwood Company	132,545

Apparel And Accessory Stores – 1.56%

3,580	Urban Outfitters Incorporated†	80,550

Automotive Dealers And Gasoline Service Stations – 0.40%

1,662	Lithia Motors Incorporated†	20,443

Building Construction – General Contractors & Operative Builders – 13.04%

1,515	Beazer Homes USA Incorporated†	89,095

2,330	Hovnanian Enterprises Incorporated†	80,502

4,254	MDC Holdings, Incorporated	163,269

474	NVR Incorporated†	155,946

4,230	Ryland Group	182,694

		671,506

Business Services – 1.76%

1,782	Fair Isaac Corporation	90,561

Chemicals And Allied Products – 5.02%

9,539	NBTY Incorporated†	180,859

7,415	RPM International	77,858

		258,717

Depository Institutions – 11.40%

972	Anchor Bancorporation Wisconsin	21,334

2,213	Bankatlantic Bancorporation Incorporated	21,665

4,818	Commercial Federal Corporation	104,647

3,309	Community First Bankshare	84,545

2,511	Dime Community Bancshares	57,326

935	First Essex Bancorporation Incorporated	29,004

3,743	Flagstar Bancorporation Incorporated	98,703

1,109	Independent Bank Corporation	22,291

4,314	R & G Financial Corporation†	94,908

1,848	Wintrust Financial Corporation	52,853

		587,276

Eating And Drinking Places – 0.26%

812	Landry’s Restaurant Incorporated	13,642

Educational Services – 3.68%

4,794	Corinthian Colleges Incorporated†	189,363

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 1.89%

1,954	Benchmark Electronics Incorporated†	$55,357

1,372	Moog Incorporated†	41,983

		97,340

Engineering, Accounting, Research Management & Related Services – 0.57%

2,245	Right Management Consult†	29,163

Food And Kindred Products – 2.54%

5,769	Constellation Brands Incorporated†	130,956

Health Services – 13.12%

6,330	Coventry Health Care Incorporated†	208,256

6,336	Curative Health Services†	108,219

8,045	Davita Incorporated†	166,773

3,006	Pediatrix Medical Group†	75,571

4,666	Sierra Health Services†	60,191

2,362	Sunrise Assisted Living†	56,688

		675,698

Holding And Other Investment Offices – 1.43%

2,735	Impac Mortgage Holdings I	35,527

1,110	Novastar Financial Incorporated	37,907

		73,434

Hotels, Rooming Houses, Camps, & Other Lodge Places – 1.89%

4,002	Choice Hotels International†	97,569

Industrial & Commercial Machinery & Computer Equipment – 3.08%

4,047	Engineered Support System	158,440

Insurance Agents, Brokers And Service – 1.35%

2,215	Brown & Brown Incorporated	69,352

Insurance Carriers – 5.68%

2,460	American Medical Security†	32,570

5,232	Mid Atlantic Medical Services†	212,158

2,063	Stewart Information Services†	47,882

		292,610

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.92%

2,294	Cooper Companies Incorporated	68,591

3,700	Healthtronics Surgical†	30,229

		98,820

Miscellaneous Retail – 1.18%

128	AC Moore Arts & Crafts†	1,770

3,280	Sharper Image Corporation†	59,073

		60,843

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value

Non-Depository Credit Institutions – 8.37%

7,567	Doral Financial Corporation	$267,494

5,240	New Century Financial	163,388

		430,882

Oil And Gas Extraction – 1.08%

5,150	Denbury Resources Incorporated†	55,775

Primary Metal Industries – 1.24%

2,020	Quanex Corporation	64,034

Transportation Equipment – 2.91%

3,889	American Axle & MFG Holdings†	81,824

1,095	Oshkosh Truck Corporation	68,219

		150,043

Wholesale Trade-Durable Goods – 1.02%

6,884	PEP Boys-Manny Moe & Jack	52,318

Wholesale Trade Non-Durable Goods – 3.31%

2,815	Fresh Del Monte Produce	42,929

1,847	Standard Commercial Corporation	28,979

2,980	Tractor Supply Company†	98,400

		170,308

Total Common Stock (cost $3,980,576)		4,944,743

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.13%

Repurchase Agreements – 3.13%

$161,413	Credit Suisse First Boston Repurchase – 102% Collaterized by US Government Securities	1.37%	04/01/2003	161,413

Total Short-Term Investments (Cost $ 161,413)

Total Investments in Securities (Cost $4,141,989)*	99.15%			$5,106,156

Other Assets And Liabilities, Net	0.85			43,925

Total Net Assets	100.00%			$5,150,081

†	Non income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	$1,221,763
Gross Unrealized Depreciation	(257,596)

Net Unrealized Appreciation	$964,167

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Names	Value

Common Stock – 97.36%

Accident & Health Insurance – 0.46%

216,500	SCS Transportation Incorporated†	$2,290,570

Advertising Agency – 1.10%

503,200	Agrium Incorporated	5,409,400

Apparel And Accessory Stores – 2.06%

162,200	AnnTaylor Stores Corporation†	3,329,966

212,100	Christopher & Banks Corporation†	3,754,170

150,000	Pacific Sunwear Of California†	3,052,500

		10,136,636

Automotive Dealers And Gasoline Service Stations – 1.46%

91,200	Advance Auto Parts†	4,218,000

329,200	CSK Auto Corporationoration†	2,995,720

		7,213,720

Auto Parts & Accessories – 0.31%

258,000	PMC-Sierra Incorporated†	1,535,100

Banking – 1.17%

313,700	W Holding Company Incorporated	5,759,532

Business Services – 11.56%

318,800	Autodesk Incorporated	4,864,888

543,800	Doubleclick Incorporated†	4,225,326

199,900	Electronics For Imaging†	3,536,031

106,900	Hyperion Solutions Corporation†	2,592,325

174,800	Macromedia Incorporated†	2,111,584

139,300	Mantech International†	2,064,287

369,100	NETIQ Corporation†	4,119,156

254,800	Pittston Brink's Group	3,531,528

99,600	Pixar Incorporated†	5,386,368

112,600	Possis Medical Incorporated†	1,819,616

333,400	Progress Software Corporation†	5,984,530

891,800	Red Hat Incorporated†	4,842,474

280,400	Serena Software Incorporated†	4,475,464

175,000	Steiner Leisure Limited†	1,977,500

319,400	United Online Incorporated†	5,506,456

		57,037,533

Chemicals And Allied Products – 7.97%

90,150	Barr Laboratories Incorporated†	5,138,550

408,500	Biomarin Pharmaceuticals†	4,636,475

427,500	Cell Therapeutics Incorporated†	3,543,975

147,700	Intermune Incorporated†	3,168,165

637,100	Ivax Corporation†	7,804,475

381,800	NBTY Incorporated†	7,238,928

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Names	Value

Chemicals And Allied Products (continued)

153,100	Neurocrine Biosciences†	$6,396,518

139,000	Sangstat Medical Corporation†	1,363,590

		39,290,676

Communications – 1.57%

255,000	Lin TV Corporation†	5,230,050

319,800	Sinclair Broadcast Group†	2,513,628

		7,743,678

Construction Special Trade Contractors – 1.34%

293,600	Chicago Bridge & Iron Company NV	4,768,064

177,300	Dycom Industries Incorporated†	1,831,509

		6,599,573

Data Services – 1.11%

608,700	WebMD Corporation*†	5,490,474

Depository Institutions – 1.28%

209,900	FirstFed Financial Corporation†	6,336,881

Drugs – 0.97%

253,700	The Medicines Company†	4,728,968

Electric, Gas, And Sanitary Services – 1.24%

177,900	Waste Connections Incorporated†	6,137,550

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 5.73%

122,400	Benchmark Electronics Incorporated†	3,467,592

378,900	DSP Group Incorporated†	6,869,457

212,800	Micrel Incorporated†	1,962,016

104,300	Novellus Systems Incorporated†	2,844,261

413,000	Perkinelmer Incorporated	3,671,570

97,100	QLogic Corporation†	3,606,294

137,600	Silicon Laboratories Incorporated†	3,598,240

101,600	Silicon Image Incorporated†	404,368

293,800	Skyworks Solutions Incorporated†	1,830,374

		28,254,172

Engineering, Accounting, Research Management & Related Services – 7.18%

245,200	Affymetrix Incorporated†	6,375,200

180,700	Amylin Pharmaceuticals†	2,927,340

230,400	Antigenics Incorporated†	1,910,016

643,400	Bearingpoint Incorporated†	4,098,458

127,600	Cephalon Incorporated†	5,096,344

374,300	Kroll Incorporated†	8,013,763

98,300	Pharmaceutical Product Development Incorporated†	2,639,453

1,424,400	UnitedGlobalCom Incorporated†	4,344,420

		35,404,994

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Names	Value

Entertainment – 0.73%

201,600	Regal Entertainment Group Class A	$3,618,720

Health Services – 7.29%

203,200	Accredo Health Incorporated†	4,945,685

343,100	Caremark RX Incorporated†	6,227,265

292,600	Community Health Systems†	5,995,374

119,300	Inveresk Research Group†	1,735,815

251,600	Lincare Holdings Incorporated†	7,721,604

289,000	Manor Care Incorporated†	5,557,470

150,100	Pediatrix Medical Group†	3,773,514

		35,956,727

Holding And Other Investment Offices – 0.80%

94,900	Affiliated Managers Group†	3,944,993

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.82%

192,000	Station Casinos Incorporated†	4,053,120

Home Furniture, Furnishings, And Equipment Stores – 0.97%

235,500	Guitar Center Incorporated†	4,797,135

Industrial & Commercial Machinery & Computer Equipment – 1.75%

774,400	Cray Incorporated†	5,126,528

624,700	Maxtor Corporation†	3,517,061

		8,643,589

Insurance Carriers – 6.20%

164,390	IPC Holdings Limited	4,946,495

140,120	Scottish Annuity & Life	2,440,890

171,250	Berkley (WR) Corporation	7,338,063

219,900	Cobalt Corporation	3,177,555

239,400	HCC Insurance Holdings	6,119,064

268,100	Selective Insurance Group	6,579,174

		30,601,241

Leather And Leather Products – 0.54%

264,700	Nu Skin Asia Pacific Incorporated A	2,665,529

Leisure, Sporting & Recreation – 0.96%

267,100	Penn National Gami†	4,741,025

Lumber & Wood Products, Except Furniture – 1.24%

773,100	Louisiana Pacific Corporation	6,130,683

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 4.16%

85,300	Advanced Neuromod Systems†	3,659,370

105,800	American Medical Systems Holdings Incorporated†	1,528,810

264,600	Cyberonics Incorporated†	5,659,794

203,600	Sonosite Incorporated†	3,196,520

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

555,000	Teradyne Incorporated†	$6,460,200

		20,504,694

Medical Equipment & Supplies – 1.35%

243,900	Omnicare Incorporated	6,636,519

Motor Freight Transportation And Warehousing – 1.52%

278,100	Hunt (JB) Transport Services	7,486,452

Newspapers – 0.89%

216,100	Belo (AH) Corporation	4,378,186

Non-Depository Credit Institutions – 1.06%

393,100	Saxon Capital Incorporated†	5,232,161

Oil & Gas Exploration – 0.89%

496,500	Ultra Petroleum Corporation†	4,384,095

Oil & Gas Extraction – 2.77%

79,000	Evergreen Resources Incorporated†	3,579,490

271,800	Pioneer Natural Resources†	6,822,180

137,900	Quicksilver Resources Incorporated†	3,277,883

		13,679,553

Other – 2.22%

1,327,200	Atmel Corporation†	2,123,520

154,500	Furniture Brands International Incorporated†	3,022,020

461,000	Pet Smart†	5,808,600

		10,954,140

Other Services – 1.31%

416,700	VCA Antech Incorporated†	6,446,349

Paper And Allied Products – 0.64%

318,700	Domtar Incorporated	3,139,195

Petroleum Refining And Related Industries – 0.81%

96,600	Valero Energy New	3,997,308

Primary Metal Industries – 1.34%

148,000	Maverick Tube Corporation†	2,752,800

100,900	Nucor Corporation	3,851,353

		6,604,153

Printing, Publishing, And Allied Industries – 1.17%

551,500	Moore Corporation Limited	5,774,205

Railroad Transportation – 0.85%

375,200	Kansas City Southern	4,213,496

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Security And Commodity Brokers, Dealers, Exchanges & Services – 0.61%

607,200	Ameritrade Holding Corporation†	$3,011,712

Semiconductors – 1.04%

235,700	Integrated Circuit Systems†	5,114,690

Transportation Services – 1.35%

161,200	Platinum Underwriters Holdings Limited	4,086,420

205,100	Pacer International Incorporated†	2,569,903

		6,656,323

Trucking – 1.34%

217,700	Consolidated Freightways Incorporated	6,628,965

US Banks – 0.19%

114,100	Gold Banc Corporation Incorporated	913,941

Water Transportation – 0.99%

1,041,800	OMI Corporation†	4,896,460

Wholesale Trade – Durable Goods – 1.06%

727,100	Danka Business Systems	2,573,934

241,200	Ingram Micro Incorporated†	2,660,436

34,856	Timco Aviation Services Paid-In-Kind†	2,440

11,316	Timco Aviation Services Incorporated†	3,395

36,152	Timco – 02/27/07†	5

		5,240,210

Wholesale Trade Non-Durable Goods – 1.99%

219,600	Priority Healthcare Corporation†	5,852,340

223,600	School Specialty Incorporated†	3,973,372

		9,825,712

Total Common Stock (Cost $452,686,944)		480,240,738

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.88%

Repurchase Agreements – 3.88%

$19,123,847	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.37%	04/01/2003	19,123,847

Total Short-Term Investments (Cost $19,123,847)				19,123,847

Total Investments in Securities (Cost $471,810,791)*	101.24%			$499,364,585

Other Assets and Liabilities, Net	(1.24)			(6,128,457)

	100.00%			$493,236,128

†	Non Income producing securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	$49,794,040
Gross Unrealized Depreciation	(22,240,246)

Net Unrealized Appreciation	$27,553,794

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 95.95%

Apparel And Accessory Stores – 2.54%

138,440	American Eagle Outfitters†	$2,010,011

109,600	Too Incorporated†	1,820,456

68,230	Urban Outfitters Incorporated†	1,535,175

		5,365,642

Automotive Repair, Services, And Parking – 1.18%

149,646	Dollar Thrifty Automotive†	2,491,606

Building Construction-General Contractors & Operative Builders – 1.00%

200,850	WCI Communities Incorporated†	2,100,891

Business Services – 6.94%

113,500	Activision Incorporated†	1,640,076

210,500	Earthlink Incorporated†	1,210,375

181,100	Intergraph Corporation†	3,140,274

480,610	MPS Group Incorporated†	2,508,784

138,410	NCO Group Incorporated†	2,006,945

252,420	Rent-Way Incorporated†	908,712

129,200	THQ Incorporated†	1,689,936

160,320	United Rentals Incorporated†	1,542,278

		14,647,380

Chemicals And Allied Products – 5.33%

206,610	Agrium Incorporated	2,221,058

93,710	Albany Molecular Research†	1,397,216

272,320	Crompton Corporation	1,102,896

124,260	HB Fuller Company	2,872,891

125,782	NL Industries	2,025,090

295,250	USEC Incorporated	1,623,875

		11,243,026

Communications – 0.77%

96,140	Emmis Communications Corporation†	1,622,843

Construction Special Trade Contractors – 1.93%

164,908	Dycom Industries Incorporated†	1,703,500

175,700	Insituform Technologies†	2,363,165

		4,066,665

Depository Institutions – 8.53%

241,046	Brookline Bancorp Incorporated	3,017,897

88,560	Cullen/Frost Bankers Incorporated	2,690,453

157,400	First Niagara Financial Group Incorporated	1,849,607

103,460	First Republic Bank†	2,234,736

175,530	Gold Banc Corporation Incorporated	1,405,995

49,500	PFF Bancorp Incorporated	1,588,455

155,330	Provident Financial Services†	2,455,767

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

167,380	Tier One Corporation†	$2,753,401

		17,996,311

Electric, Gas, And Sanitary Services – 3.68%

109,030	Allete Incorporated	2,263,462

100,800	Energen Corporation	3,231,648

49,835	UGI Corporation	2,277,460

		7,772,570

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.65%

177,903	Actel Corporation†	3,035,024

196,150	C&D Technologies Incorporated	2,349,877

140,400	Fairchild Semiconductor†	1,468,584

190,630	Plexus Corporation†	1,744,265

197,870	Technitrol Incorporated†	2,896,817

162,470	Tollgrade Communications†	2,331,445

179,540	Zoran Corporation†	2,317,861

		16,143,873

Engineering, Accounting, Research Management & Related Services – 0.85%

84,600	Maximus Incorporated†	1,795,212

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.39%

346,960	Tower Automotive Incorporated†	822,295

Food And Kindred Products – 0.49%

21,500	Adolph Coors Company	1,042,750

Food Stores – 0.74%

232,400	Pathmark Stores Incorporated†	1,552,432

General Merchandise Stores – 0.74%

201,690	Saks Incorporated†	1,550,996

Health Services – 1.66%

471,530	Beverly Enterprises Incorporated†	952,491

142,400	RehabCare Group Incorporated†	2,541,840

		3,494,331

Holding And Other Investment Offices – 8.37%

75,040	CBL & Associates Properties	3,045,874

93,600	Eastgroup Properties	2,392,415

163,180	Felcor Lodging Trust Incorporated	1,016,611

90,750	Gladstone Capital Corporation	1,459,260

125,580	Glenborough Realty Trust	1,941,467

94,950	Highwoods Properties Incorporated	1,940,778

106,910	Kilroy Realty Corporation	2,362,711

206,170	Lasalle Hotel Properties	2,463,732

303,100	Meristar Hospitality Corporation	1,033,571

		17,656,419

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Home Furniture, Furnishings, And Equipment Stores – 0.92%

111,240	Movie Gallery Incorporated†	$1,937,801

Hotels, Rooming Houses, Camps, & Other Lodge Places – 1.36%

147,800	Ameristar Casinos Incorporated†	1,584,416

94,900	Aztar Corporation†	1,274,507

		2,858,923

Industrial & Commercial Machinery & Computer Equipment – 6.92%

317,540	Computer Network Technology†	2,184,675

152,800	Flowserve Corporation†	1,780,120

183,200	Joy Global Incorporated†	1,984,056

311,520	Kulicke & Soffa Industries†	1,479,720

87,140	National-Oilwell Incorporated†	1,951,065

129,100	Robbins & Myers Incorporated	1,737,686

305,300	Unova Incorporated†	1,639,461

109,270	W-H Energy Services Incorporated†	1,870,702

		14,627,485

Insurance Carriers – 6.57%

149,320	Amerigroup Corporation†	4,369,103

111,098	Harleysville Group Incorporated	2,771,895

110,480	Pacificare Health Systems†	2,666,987

99,640	Platinum Underwriters Holdings	2,525,875

89,220	Scottish Annuity & Life	1,554,212

		13,888,072

Leather And Leather Products – 0.76%

113,460	Genesco Incorporated†	1,613,401

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.27%

58,200	Arrow International Incorporated	2,366,994

109,700	Coherent Incorporated†	2,056,875

46,170	ESCO Technologies Incorporated†	1,514,376

84,410	MKS Instruments Incorporated†	1,055,125

170,700	Rudolph Technologies Incorporated†	2,466,615

95,320	Sybron Dental Specialties†	1,663,334

		11,123,319

Membership Organizations – 0.19%

24,590	Alliant Energy Group	395,161

Miscellaneous Manufacturing Industries – 1.25%

221,690	Callaway Golf Company	2,633,677

Miscellaneous Retail – 1.20%

199,100	Duane Reade Incorporated†	2,524,588

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Motor Freight Transportation And Warehousing – 0.79%

103,990	Swift Transportation Company†	$1,663,840

Non-Depository Credit Institutions – 1.13%

109,620	Federal Agricultural Mortgage Corporation†	2,388,620

Oil And Gas Extraction – 0.93%

108,500	California Dive International Incorporated†	1,954,085

Packaged Foods – 0.73%

49,790	East West Bank – Private†	1,536,022

Paper And Allied Products – 1.80%

181,600	Buckeye Technologies Incorporated†	862,600

166,530	Caraustar Industries Incorporated†	1,127,408

143,800	Pope & Talbot Incorporated	1,804,690

		3,794,698

Primary Metal Industries – 3.10%

167,600	Lone Star Technologies†	3,539,712

64,180	Precision Castparts Corporation	1,529,409

127,630	Steel Dynamics Incorporated†	1,486,890

		6,556,011

Rubber And Miscellaneous Plastics Products – 2.02%

103,840	Schulman (A) Incorporated	1,508,795

141,832	Spartech Corporation	2,743,031

		4,251,826

Security And Commodity Brokers, Dealers, Exchanges & Services – 1.34%

36,310	Jefferies Group Incorporated	1,305,344

82,620	Labranche & Company Incorporated	1,518,556

		2,823,900

Textile Mill Products – 1.15%

87,460	Triarc Companies Incorporated†	2,435,761

Transportation By Air – 1.84%

336,680	Airtran Holdings Incorporated†	2,265,856

323,800	Frontier Airlines Incorporated†	1,609,286

		3,875,142

Transportation Equipment – 1.75%

92,450	Navistar International Corporation†	2,275,194

223,840	Wabash National Corporation†	1,410,192

		3,685,386

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Transportation Services – 0.42%

61,880	GATX Corporation	$896,022

Wholesale Trade – Durable Goods – 0.82%

36,130	Borgwarner Incorporated	1,728,459

Wholesale Trade Non-Durable Goods – 0.9%

97,825	International Multifoods Corporation	1,889,979

Total Common Stock (Cost $227,223,368)		202,447,420

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.59%

Repurchase Agreements – 3.59%

$7,570,042	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.37%	04/01/2003	7,570,042

Total Short-Term Investments (Cost $7,570,042)				7,570,042

Total Investments In Securities (Cost $234,793,410)*	99.54%			$210,017,462

Other Assets And Liabilities, Net	0.46			972,684

Total Net Assets	100.00%			$210,990,146

†	Non income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$7,059,936
Gross Unrealized Depreciation	(31,835,884)

Net Unrealized Depreciation	$(24,775,948)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)

	Disciplined Growth	Equity Income	Index	International Equity

ASSETS

INVESTMENTS:
Investments at cost	$52,884,363	$1,561,060,034	$1,292,017,845	$511,570,629
Repurchase Agreement	1,467,105	4,095,696	27,405,826	45,612,682
Net unrealized appreciation (depreciation)	3,295,858	37,631,935	(100,491,019)	(81,832,179)

TOTAL INVESTMENTS AT VALUE	57,647,326	1,602,787,665	1,218,932,652	475,351,132

Cash	50,000	50,000	50,040	50,000
Cash Collateral for securities loaned	9,169,070	182,700,788	163,005,026	10,497,576
Receivable for investments sold	0	0	2,037,517	716,045
Receivable for dividends and interest	46,836	3,686,382	1,637,936	3,722,385
Prepaid expenses and other assets	0	0	0	0

TOTAL ASSETS	66,913,232	1,789,224,835	1,385,663,171	490,337,138

LIABILITIES
Payable for Fund shares redeemed	0	0	0	0
Payable for investment purchased	0	0	903,273	0
Payable for securities loaned	9,169,070	182,700,788	163,005,026	10,497,576
Payable for daily variation margin on financial futures contracts	0	0	592,275	0
Payable to investment adviser and affiliates	26,833	857,953	99,637	446,197
Payable to administrator	1,698	1,698	1,698	1,593
Accrued expenses and other liabilities	29,754	90,139	56,236	605,684

TOTAL LIABILITIES	9,227,355	183,650,578	164,658,145	11,551,050

TOTAL NET ASSETS	$57,685,877	$1,605,574,257	$1,221,005,026	$478,786,088

SECURITIES ON LOAN, AT MARKET VALUE	$8,733,262	$171,622,318	$151,708,990	$9,917,187

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

Large Cap Appreciation	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Cap Value	Small Company Growth	Small Company Value

$67,555,913	$2,444,446,806	$6,872,473	$197,058,446	$3,980,576	$452,686,944	$227,223,368
3,667,215	37,741,471	0	14,652,150	161,413	19,123,847	7,570,042
102,920	(208,551,577)	(55,859)	(29,703,282)	964,167	27,553,794	(24,775,948)

71,326,048	2,273,636,700	6,816,614	182,007,314	5,106,156	499,364,585	210,017,462

50,000	372,805	848,849	411,981	50,000	50,000	50,000
13,553,438	336,502,825	0	28,563,718	0	84,823,878	33,783,917
223,003	0	0	1,387,832	0	1,381,979	1,854,181
24,259	3,146,591	10,272	128,455	1,038	67,001	284,674
859	0	7	0	0	0	0

85,177,607	2,613,658,921	7,675,742	212,499,300	5,157,194	585,687,443	245,990,234

0	322,805	0	0	0	0	0
214,868	0	0	756,031	0	7,199,507	1,044,137
13,553,438	336,502,825	0	28,563,718	0	84,823,878	33,783,917

0	0	0	175,250	0	0	0
36,321	1,481,205	(602)	41,015	3,003	378,767	130,175
1,733	1,733	1,733	1,733	1,733	1,733	1,733
49,111	113,408	17,350	19,472	2,377	47,430	40,126

13,855,471	338,421,976	18,481	29,557,219	7,113	92,451,315	35,000,088

$71,322,136	$2,275,236,945	$7,657,261	$182,942,081	$5,150,081	$493,236,128	$210,990,146

$12,807,954	$315,905,086	$0	$26,741,983	$0	$78,380,620	$31,344,672

MASTER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

	Disciplined Growth	Equity Income	Index	International Equity(1)

INVESTMENT INCOME
Dividends	$268,450	$20,272,707	$9,978,950	$2,618,102
Interest	28,328	237,473	306,843	312,721
Securities lending	38,961	3,527,331	1,552,088	55,081

TOTAL INVESTMENT INCOME	335,739	24,037,511	11,837,881	2,985,904

EXPENSES
Advisory fees	222,537	6,516,499	943,653	2,526,063
Custody	5,934	173,773	125,820	252,606
Accounting	32,675	54,777	48,496	38,552
Legal and Audit fees	7,328	18,977	18,478	19,974
Directors’ fees	2,125	2,125	2,125	2,125
Other	0	14,837	6,748	1,973

TOTAL EXPENSES	270,599	6,780,988	1,145,320	2,841,293

LESS:
Waived fees and reimbursed expenses	(55,480)	(890,112)	(327,487)	0
Net expenses	215,119	5,890,876	817,833	2,841,293

NET INVESTMENT INCOME (LOSS)	120,620	18,146,635	11,020,048	144,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	(3,733,697)	(3,607,229)	1,045,988	(77,788,411)
Foreign currency transactions	0	7,184	0	12,772
Financial futures transactions	0	0	1,134,720	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(3,733,697)	(3,600,045)	2,180,708	(77,775,639)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	4,783,185	25,002,174	42,886,963	55,411,811
Foreign currency transactions	0	0	0	204,151
Financial futures transactions	0	0	1,118,450	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	4,783,185	25,002,174	44,005,413	55,615,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,049,488	21,402,129	46,186,121	(22,159,677)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,170,108	$39,548,764	$57,206,169	$(22,015,066)

(1)	Net of foreign withholding taxes of $210,362 for the International Equity Portfolio.
(2)	This Portfolio commenced operations on August 30, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

Large Cap Appreciation	Large Company Growth	Small Cap Basic Value(2)	Small Cap Index	Small Cap Value	Small Company Growth	Small Company Value

$332,014	$7,409,215	$56,485	$651,941	$275,297	$781,686	$1,609,451
20,041	244,375	5,721	100,606	40,401	100,080	44,700
21,136	1,268,483	0	95,384	219,391	96,231	135,157

373,191	8,922,073	62,206	847,931	535,089	977,997	1,789,308

246,142	8,479,015	35,620	202,762	352,391	2,160,192	836,006
7,033	226,107	792	16,221	7,831	48,004	18,578
28,055	61,804	27,229	34,048	32,875	38,242	34,364
16,485	18,977	12,496	15,936	15,936	16,982	15,936
2,125	2,125	2,125	2,125	2,125	2,125	2,125
1,496	16,556	893	1,252	1,456	4,415	1,299

301,336	8,804,584	79,155	272,344	412,614	2,269,960	908,308

(49,314)	(320)	(41,755)	(8,316)	(42,603)	(5,532)	(175,410)
252,022	8,804,264	37,400	264,028	370,011	2,264,428	732,898

121,169	117,809	24,806	583,903	165,078	(1,286,431)	1,056,410

(6,681,938)	(14,962,793)	(60,920)	159,300	9,541,157	(34,259,218)	(3,327,165)
0	0	0	0	0	0	0
0	0	0	(1,008,866)	0	0	0

(6,681,938)	(14,962,793)	(60,920)	(849,566)	9,541,157	(34,259,218)	(3,327,165)

7,229,079	124,907,145	94,987	(3,423,751)	(13,450,968)	49,767,803	2,032,238
0	0	0	0	0	0	0
0	0	0	498,550	0	0	0

7,229,079	124,907,145	94,987	(2,925,201)	(13,450,968)	49,767,803	2,032,238

547,141	109,944,352	34,067	(3,774,767)	(3,909,811)	15,508,585	(1,294,927)

$668,310	$110,062,161	$58,873	$(3,190,864)	$(3,744,733)	$14,222,154	$(238,517)

MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	DISCIPLINED GROWTH		EQUITY INCOME
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

Beginning net assets	$56,814,141	$86,583,613	$1,711,701,493	$2,197,292,559

OPERATIONS:
Net investment income (loss)	120,620	201,044	18,146,635	35,823,612
Net realized gain (loss) from investments sold	(3,733,697)	(7,501,610)	(3,600,045)	104,708,312
Net change in unrealized appreciation (depreciation) of investments	4,783,185	(184,344)	25,002,174	(551,180,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,170,108	(7,484,910)	39,548,764	(410,648,422)
Transactions in Investors' Beneficial Interests
Contributions	9,350,928	14,641,961	79,245,368	195,638,575
Withdrawals	(9,649,300)	(36,926,523)	(224,921,368)	(270,581,219)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS	(298,372)	(22,284,562)	(145,676,000)	(74,942,644)

NET INCREASE (DECREASE) IN NET ASSETS	871,736	(29,769,472)	(106,127,236)	(485,591,066)

ENDING NET ASSETS	$57,685,877	$56,814,141	$1,605,574,257	$1,711,701,493

	SMALL CAP BASIC VALUE(2)		SMALL CAP INDEX
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

Beginning net assets	$8,184,616	$0	$141,023,226	$146,650,353

OPERATIONS:
Net investment income (loss)	24,806	3,309	583,903	962,472
Net realized gain (loss) from investments sold	(60,920)	0	(849,566)	(496,180)
Net change in unrealized appreciation (depreciation) of investments	94,987	(150,846)	(2,925,201)	(4,895,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,873	(147,537)	(3,190,864)	(4,428,732)
Transactions in Investors' Beneficial Interests
Contributions	286,440	8,842,650	59,146,133	33,105,771
Withdrawals	(872,668)	(510,497)	(14,036,414)	(34,304,166)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS	(586,228)	8,332,153	45,109,719	(1,198,395)

NET INCREASE (DECREASE) IN NET ASSETS	(527,355)	8,184,616	41,918,855	(5,627,127)

ENDING NET ASSETS	$7,657,261	$8,184,616	$182,942,081	$141,023,226

(2)	This Portfolio commenced operations on August 30, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)	MASTER PORTFOLIOS

INDEX		INTERNATIONAL EQUITY		LARGE CAP APPRECIATION		LARGE COMPANY GROWTH
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

$1,164,265,860	$1,424,435,966	$481,041,740	$257,314,234	$63,323,538	$68,114,635	$2,012,518,027	$2,315,623,182

11,020,048	20,302,603	144,611	1,865,054	121,169	273,678	117,809	(8,510,606)
2,180,708	(34,240,312)	(77,775,639)	(44,310,692)	(6,681,938)	(13,227,935)	(14,962,793)	(263,624,864)

44,005,413	(281,072,039)	55,615,962	(54,501,131)	7,229,079	(3,489,903)	124,907,145	(314,984,633)

57,206,169	(295,009,748)	(22,015,066)	(96,946,769)	668,310	(16,444,160)	110,062,161	(587,120,103)

107,398,993	237,444,416	90,921,132	416,685,661	18,095,189	23,402,710	264,641,362	516,547,612
(107,865,996)	(202,604,774)	(71,161,718)	(96,011,386)	(10,764,901)	(11,749,647)	(111,984,605)	(232,532,664)

(467,003)	34,839,642	19,759,414	320,674,275	7,330,288	11,653,063	152,656,757	284,014,948

56,739,166	(260,170,106)	(2,255,652)	223,727,506	7,998,598	(4,791,097)	262,718,918	(303,105,155)

$1,221,005,026	$1,164,265,860	$478,786,088	$481,041,740	$71,322,136	$63,323,538	$2,275,236,945	$2,012,518,027

SMALL CAP VALUE		SMALL COMPANY GROWTH		SMALL COMPANY VALUE
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

$133,055,181	$168,627,677	$470,274,154	$575,999,538	$154,974,427	$147,838,358

165,078	28,497	(1,286,431)	(2,439,866)	1,056,410	1,183,551
9,541,157	8,667,897	(34,259,218)	(112,512,630)	(3,327,165)	16,735,398

(13,450,968)	17,102,525	49,767,803	(2,881,758)	2,032,238	(22,490,426)

(3,744,733)	25,798,919	14,222,154	(117,834,254)	(238,517)	(4,571,477)

14,711,504	33,930,738	71,219,871	109,244,979	74,320,009	53,306,792
(138,871,871)	(95,302,153)	(62,480,051)	(97,136,109)	(18,065,773)	(41,599,246)

(124,160,367)	(61,371,415)	8,739,820	12,108,870	56,254,236	11,707,546

(127,905,100)	(35,572,496)	22,961,974	(105,725,384)	56,015,719	7,136,069

$5,150,081	$133,055,181	$493,236,128	$470,274,154	$210,990,146	$154,974,427

MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Ratio to Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

DISCIPLINED GROWTH
October 1, 2002 to March 31, 2003 (Unaudited)	0.41%	0.72%	0.91%	61%
October 1, 2001 to September 30, 2002	0.27%	0.73%	0.91%	156%
October 1, 2000 to September 30, 2001	0.15%	0.72%	0.82%	181%
October 1, 1999 to September 30, 2000	0.20%	0.75%	0.84%	106%
June 1, 1999 to September 30, 1999	(0.04)%	0.97%	1.02%	21%
June 1, 1998 to May 31, 1999	0.15%	0.97%	1.02%	90%
October 1, 1997(2) to May 31, 1998	0.55%	1.01%	1.06%	68%

EQUITY INCOME

October 1, 2002 to March 31, 2003 (Unaudited)	2.09%	0.68%	0.78%	8%
October 1, 2001 to September 30, 2002	1.61%	0.68%	0.78%	12%
October 1, 2000 to September 30, 2001	1.29%	0.68%	0.78%	3%
October 1, 1999 to September 30, 2000	1.42%	0.67%	0.76%	9%
June 1, 1999 to September 30, 1999	1.43%	0.54%	0.57%	5%
June 1, 1998 to May 31, 1999	1.53%	0.55%	0.57%	3%
June 1, 1997(2) to May 31, 1998	1.76%	0.52%	0.57%	3%

INDEX

October 1, 2002 to March 31, 2003 (Unaudited)	1.75%	0.13%	0.18%	3%
October 1, 2001 to September 30, 2002	1.40%	0.13%	0.18%	4%
October 1, 2000 to September 30, 2001	1.23%	0.13%	0.18%	2%
October 1, 1999 to September 30, 2000	1.13%	0.13%	0.18%	8%
June 1, 1999 to September 30, 1999	1.25%	0.18%	0.23%	11%
June 1, 1998 to May 31, 1999	1.35%	0.18%	0.23%	4%
June 1, 1997 to May 31, 1998	1.60%	0.19%	0.24%	7%

INTERNATIONAL EQUITY

October 1, 2002 to March 31, 2003 (Unaudited)	0.06%	1.12%	1.12%	28%
October 1, 2001 to September 30, 2002	0.54%	1.24%	1.26%	38%
October 1, 2000 to September 30, 2001	0.57%	1.27%	1.31%	33%
October 1, 1999 to September 30, 2000	0.06%	1.30%	1.39%	64%
June 1, 1999 to September 30, 1999	0.21%	1.40%	1.40%	11%
February 12, 1999(2) to May 31, 1999	1.92%	1.40%	1.45%	12%

LARGE CAP APPRECIATION

October 1, 2002 to March 31, 2003 (Unaudited)	0.34%	0.72%	0.86%	82%
October 1, 2001 to September 30, 2002	0.37%	0.72%	0.88%	123%
August 31, 2001(2) to September 30, 2001	1.51%	0.72%	0.79%	10%

LARGE COMPANY GROWTH

October 1, 2002 to March 31, 2003 (Unaudited)	0.01%	0.78%	0.78%	4%
October 1, 2001 to September 30, 2002	(0.34)%	0.78%	0.78%	18%
October 1, 2000 to September 30, 2001	(0.29)%	0.78%	0.78%	13%
October 1, 1999 to September 30, 2000	(0.30)%	0.77%	0.77%	9%
June 1, 1999 to September 30, 1999	(0.07)%	0.69%	0.72%	5%
June 1, 1998 to May 31, 1999	(0.19)%	0.71%	0.72%	28%
June 1, 1997(2) to May 31, 1998	(0.03)%	0.67%	0.73%	13%

SMALL CAP BASIC VALUE

October 1, 2002 to March 31, 2003 (Unaudited)	0.63%	0.94%	2.00%	71%
August 30, 2002(2) to September 30, 2002	0.45%	0.98%	2.16%	0%

SMALL CAP INDEX

October 1, 2002 to March 31, 2003 (Unaudited)	0.72%	0.33%	0.34%	9%
October 1, 2001 to September 30, 2002	0.57%	0.32%	0.33%	17%
October 1, 2000 to September 30, 2001	0.90%	0.32%	0.33%	25%
October 1, 1999 to September 30, 2000	1.03%	0.33%	0.34%	42%
June 1, 1999 to September 30, 1999	0.53%	0.44%	0.50%	23%
June 1, 1998 to May 31, 1999	0.76%	0.44%	0.48%	26%
April 9, 1998(2) to May 31, 1998	1.04%	0.52%	0.54%	2%

SMALL CAP VALUE

October 1, 2002 to March 31, 2003 (Unaudited)	0.42%	0.95%	1.05%	0%
October 1, 2001 to September 30, 2002	0.02%	0.94%	0.97%	90%
October 1, 2000 to September 30, 2001	0.36%	0.83%	0.96%	131%
October 1, 1999 to September 30, 2000	0.08%	0.68%	1.00%	124%
June 1, 1999 to September 30, 1999	(0.32)%	1.06%	1.10%	49%
June 1, 1998 to May 31, 1999	(0.20)%	1.05%	1.10%	108%
October 1, 1997(2) to May 31, 1998	(0.17)%	1.08%	1.13%	79%

FINANCIAL HIGHLIGHTS	MASTER PORTFOLIOS

	Ratio to Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

SMALL COMPANY GROWTH
October 1, 2002 to March 31, 2003 (Unaudited)	(0.54)%	0.94%	0.95%	79%
October 1, 2001 to September 30, 2002	(0.40)%	0.94%	0.94%	169%
October 1, 2000 to September 30, 2001	(0.17)%	0.94%	0.94%	206%
October 1, 1999 to September 30, 2000	(0.28)%	0.94%	0.94%	203%
June 1, 1999 to September 30, 1999	(0.22)%	0.94%	0.98%	55%
June 1, 1998 to May 31, 1999	(0.25)%	0.98%	0.98%	154%
June 1, 1997(2) to May 31, 1998	(0.41)%	0.93%	0.98%	123%

SMALL COMPANY VALUE

October 1, 2002 to March 31, 2003 (Unaudited)	1.14%	0.79%	0.98%	37%
October 1, 2001 to September 30, 2002	0.68%	0.79%	0.98%	98%
October 1, 2000 to September 30, 2001	1.32%	0.79%	0.97%	90%
October 1, 1999 to September 30, 2000	1.37%	0.81%	1.00%	114%
June 1, 1999 to September 30, 1999	0.83%	1.00%	1.04%	28%
June 1, 1998 to May 31, 1999	0.76%	0.99%	1.04%	97%
June 1, 1997(2) to May 31, 1998	0.69%	0.99%	1.04%	99%

MASTER PORTFOLIOS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Basic Value, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each, a “Portfolio” and collectively, the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/

MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2003, the Index and Small Cap Index Portfolios held the following long futures contracts:

Contracts	Portfolio	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
149 Long	Index Portfolio	S&P 500 Index	June 2003	$32,153,975	$(603,225)
95 Long	Small Cap Index Portfolio	Russell 2000	June 2003	16,993,775	317,600

The Index Portfolio has pledged U.S. Treasury Bills with a par value of $3,946,846. The Small Cap Index Portfolio has pledged U.S. Treasury Bills with a par value of $1,830,509.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2003, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. (“Wells Fargo Bank”), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser.

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-adviser	Sub-Advisory Fee
Disciplined Growth Portfolio	0.75%	Smith Asset Management	$0-175 million, 0.35%
			175-225 million, 0.00%
			225-500 million, 0.25%
			Greater than 500 million, 0.20%
Equity Income Portfolio	0.75%	Wells Capital Management	0-200 million, 0.25%
			200-400 million, 0.20%
			Greater than 400 million, 0.15%
Index Portfolio	0.15%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
International Equity Portfolio	1.00%	Wells Capital Management	0-200 million, 0.35%
			Greater than 200 million, 0.25%
Large Cap Appreciation Portfolio	0.70%	Cadence Capital Management	0-250 million, 0.30%
			250-500 million, 0.20%
			500 million-1 billion, 0.15%
			Greater than 1 billion, 0.10%
Large Company Growth Portfolio	0.75%	Peregrine Capital Management	0-25 million, 0.75%
			25-50 million, 0.60%
			50-275 million, 0.50%
			Greater than 275 million, 0.30%
Small Cap Basic Value Portfolio	0.90%	Wells Capital Management	0-200 million, 0.25%
			Greater than 200 million, 0.20%
Small Cap Index Portfolio	0.25%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
Small Cap Value Portfolio	0.90%	Smith Asset Management	0-110 million, 0.45%
			110-150 million, 0.00%
			150-300 million, 0.30%
			Greater than 300 million, 0.25%
Small Company Growth Portfolio	0.90%	Peregrine Capital Management	0-50 million, 0.90%
			50-180 million, 0.75%
			180-340 million, 0.65%
			340-685 million, 0.50%
			685-735 million, 0.52%
			Greater than 735 million 0.55%
Small Company Value Portfolio	0.90%	Peregrine Capital Management	0-175 million, 0.50%
			Greater than 175 million, 0.75%

MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets, with the exception of the International Equity Portfolio.

Effective September 1, 2002, Wells Fargo Bank, MN receives a fee with respect to the International Equity Portfolio at an annual rate of 0.10% of the Portfolio’s average daily net assets. Prior to this date, Wells Fargo Bank, MN received a fee at an annual rate of 0.25% of the average daily assets for these services.

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based fund complex fee or an annual fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

For the period ended March 31, 2003, fees waived by Funds Management were as follows:

Portfolio	Fees Waived by Funds Management
Disciplined Growth Portfolio	$55,480
Equity Income Portfolio	890,112
Index Portfolio	327,487
International Equity Portfolio	0
Large Cap Appreciation Portfolio	49,314
Large Company Growth Portfolio	320
Small Cap Basic Value Portfolio	41,755
Small Cap Index Portfolio	8,316
Small Cap Value Portfolio	42,603
Small Company Growth Portfolio	5,532
Small Company Value Portfolio	175,410

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the period ended March 31, 2003 were as follows:

AGGREGATE PURCHASES AND SALES
Portfolio	Purchases at Cost	Sales Proceeds
Disciplined Growth Portfolio	$33,920,292	$33,872,003
Equity Income Portfolio	132,510,593	216,860,675
Index Portfolio	39,583,308	380,628,499
International Equity Portfolio	132,097,267	145,593,934
Large Cap Appreciation Portfolio	61,505,716	55,379,369
Large Company Growth Portfolio	214,231,509	76,978,648
Small Cap Basic Value Portfolio	6,724,019	4,844,675
Small Cap Index Portfolio	52,588,375	13,451,685
Small Cap Value Portfolio	0	120,261,074
Small Company Growth Portfolio	528,673,984	372,925,591
Small Company Value Portfolio	118,938,790	67,232,673

BOARD OF TRUSTEES	MASTER PORTFOLIOS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

MASTER PORTFOLIOS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President, since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise R. Lewis 39	Treasurer, since 2003

Vice President of Wells Fargo Bank, N.A. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary, since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

ITEM 2. CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6. [RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: June 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ DENISE R. LEWIS
Denise R. Lewis Treasurer

Date: June 9, 2003